================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                  Date of reporting period: January 31, 2017

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                               January 31, 2017
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Subsequent Event Evaluations

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Abbreviations
  ADR     American Depositary Receipt
  GDR     Global Depositary Receipt
  P.L.C.  Public Limited Company

Investment Footnotes
  +       See Security Valuation Note within the Notes to Schedules of
          Investments.
  ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  @       Security purchased with cash proceeds from Securities on Loan.
  ^^      See Federal Tax Cost Note within the Notes to Schedules of
          Investments.
  --      Amounts designated as -- are either zero or rounded to zero.
  (S)     Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                                     SHARES     VALUE++
                                                                                   ---------- ------------
COMMON STOCKS -- (93.7%)
BRAZIL -- (5.6%)
    Aliansce Shopping Centers SA                                                      796,814 $  3,780,517
*   B2W Cia Digital                                                                   193,900      738,172
    Banco Alfa de Investimento SA                                                      55,600       78,682
    Banco do Brasil SA                                                             10,075,902   99,464,850
    Banco Santander Brasil SA(05967A107)                                               17,200      170,452
    Banco Santander Brasil SA(B4V5RY4)                                                612,818    6,088,651
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros                         7,383,253   43,320,794
*   Brasil Brokers Participacoes SA                                                 1,311,600      729,711
    BrasilAgro - Co. Brasileira de Propriedades Agricolas                              80,384      303,653
    BTG Pactual Group                                                                 154,433      812,393
*   Cia Siderurgica Nacional SA                                                     3,038,098   11,143,253
*   Cosan Logistica SA                                                                 10,200       19,074
    Cosan SA Industria e Comercio                                                     906,702   11,586,710
    Cyrela Brazil Realty SA Empreendimentos e Participacoes                         3,585,517   14,737,699
    Direcional Engenharia SA                                                        1,747,961    3,279,261
*   Duratex SA                                                                      3,863,326    9,247,025
    Embraer SA                                                                      1,194,458    6,822,798
    Embraer SA ADR                                                                    487,131   11,135,815
    Estacio Participacoes SA                                                          287,131    1,448,729
*   Eternit SA                                                                        314,302      149,634
    Even Construtora e Incorporadora SA                                             4,851,430    6,913,586
    Ez Tec Empreendimentos e Participacoes SA                                       1,187,037    6,877,727
    Fibria Celulose SA                                                              1,760,576   16,417,060
    Fibria Celulose SA Sponsored ADR                                                3,113,211   28,703,805
    GAEC Educacao SA                                                                   67,900      288,737
    Gafisa SA ADR                                                                   2,278,791    3,486,550
    Gerdau SA                                                                       1,900,063    5,205,797
    Gerdau SA Sponsored ADR                                                        13,571,131   51,977,432
    Guararapes Confeccoes SA                                                           59,000    1,276,173
    Helbor Empreendimentos SA                                                       1,758,286    1,389,430
    Hypermarcas SA                                                                    471,782    4,185,049
*   International Meal Co. Alimentacao SA                                             284,000      473,032
    Iochpe Maxion SA                                                                1,283,912    5,293,496
    JBS SA                                                                         12,439,175   46,990,688
*   JHSF Participacoes SA                                                           1,112,874      728,175
    Kepler Weber SA                                                                    12,200       76,415
    Kroton Educacional SA                                                          12,131,927   52,016,244
*   Log-in Logistica Intermodal SA                                                     41,540       52,321
*   Magnesita Refratarios SA                                                          643,250    5,002,294
*   Marisa Lojas SA                                                                     6,200       12,480
*   Mills Estruturas e Servicos de Engenharia SA                                      627,446      790,660
    MRV Engenharia e Participacoes SA                                               6,416,057   25,985,752
    Paranapanema SA                                                                 3,289,143    1,502,670
*   Petroleo Brasileiro SA                                                          9,343,752   48,020,258
*   Petroleo Brasileiro SA Sponsored ADR                                           15,893,192  163,064,150
    Porto Seguro SA                                                                   610,981    5,095,563
    QGEP Participacoes SA                                                           1,408,166    2,537,790
    Rodobens Negocios Imobiliarios SA                                                 217,075      478,956
*   Rumo Logistica Operadora Multimodal SA                                          2,036,465    4,850,533
*   Santos Brasil Participacoes SA                                                  1,106,000      751,233
    Sao Carlos Empreendimentos e Participacoes SA                                      56,800      481,388

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- ------------
BRAZIL -- (Continued)
    SLC Agricola SA                                                                    987,491 $  5,145,690
    Sul America SA                                                                   1,863,922   10,996,478
    Technos SA                                                                          39,400       50,532
    Tecnisa SA                                                                       2,565,800    2,272,558
    TPI--Triunfo Participacoes e Investimentos SA                                      445,500      424,261
    Tupy SA                                                                             14,900       56,364
*   Usinas Siderurgicas de Minas Gerais SA                                             524,300    1,376,340
    Vale SA                                                                          5,590,234   57,102,201
    Vale SA Sponsored ADR                                                           15,719,950  160,029,091
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
      SA                                                                                13,900      105,731
    Via Varejo SA(B7VY430)                                                             167,924      173,145
    Via Varejo SA(BGSHPP4)                                                             593,159    1,688,503
                                                                                               ------------
TOTAL BRAZIL                                                                                    955,404,211
                                                                                               ------------
CHILE -- (1.4%)
    Besalco SA                                                                         344,907      135,667
    CAP SA                                                                             785,957    7,233,133
    Cementos BIO BIO SA                                                                665,307      667,355
    Cencosud SA                                                                     11,043,156   32,187,858
    Cencosud SA ADR                                                                     56,591      487,249
*   Cia Sud Americana de Vapores SA                                                 94,343,951    2,828,913
    Cristalerias de Chile SA                                                           264,624    2,551,416
    Embotelladora Andina SA Class A ADR                                                  2,797       55,716
*   Empresa Nacional de Telecomunicaciones SA                                          105,838    1,144,918
    Empresas CMPC SA                                                                18,459,228   39,733,937
    Empresas COPEC SA                                                                2,884,318   29,510,342
    Empresas Hites SA                                                                1,868,082    1,341,599
*   Empresas La Polar SA                                                             3,788,140      172,298
    Enel Americas SA                                                                10,922,839    1,953,838
    Enel Americas SA Sponsored ADR                                                   3,841,992   34,693,188
    Enel Chile SA(29278D105)                                                         4,383,009   21,126,103
    Enel Chile SA(BYMLZD6)                                                          30,327,302    2,924,347
    Grupo Security SA                                                                1,183,304      406,834
    Inversiones Aguas Metropolitanas SA                                              5,078,398    7,314,463
    Itau CorpBanca(BYT25P4)                                                        606,187,352    4,967,910
    Itau CorpBanca(45033E105)                                                            1,000       12,250
*   Latam Airlines Group SA                                                          2,156,062   19,917,942
    Latam Airlines Group SA Sponsored ADR                                            1,200,157   11,005,440
    Masisa SA                                                                       44,072,542    2,145,930
    PAZ Corp. SA                                                                     2,201,345    1,627,971
    Ripley Corp. SA                                                                 12,474,248    7,499,851
    Salfacorp SA                                                                     2,945,496    2,105,689
    Sigdo Koppers SA                                                                    76,067       97,354
    Sociedad Matriz SAAM SA                                                         53,163,678    4,270,354
    Socovesa SA                                                                      5,821,469    1,773,588
    Vina Concha y Toro SA                                                              655,652    1,066,559
                                                                                               ------------
TOTAL CHILE                                                                                     242,960,012
                                                                                               ------------
CHINA -- (14.9%)
    361 Degrees International, Ltd.                                                  6,581,000    2,818,823
    Agile Group Holdings, Ltd.                                                      19,338,999   10,326,732
    Agricultural Bank of China, Ltd. Class H                                       188,329,000   78,669,064

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- ------------
CHINA -- (Continued)
    Air China, Ltd. Class H                                                          1,630,000 $  1,166,312
    Ajisen China Holdings, Ltd.                                                        215,000       86,020
*   Aluminum Corp. of China, Ltd. ADR                                                   65,575      845,262
    AMVIG Holdings, Ltd.                                                             5,381,100    1,844,664
*   Angang Steel Co., Ltd. Class H                                                   7,634,640    5,844,993
#   Anhui Conch Cement Co., Ltd. Class H                                               862,500    2,775,494
*   Anton Oilfield Services Group                                                    4,538,000      674,578
*   Anxin-China Holdings, Ltd.                                                       6,152,000       57,247
#   Asia Cement China Holdings Corp.                                                 6,993,000    1,726,301
#*  Asian Citrus Holdings, Ltd.                                                      4,633,000      268,704
    AVIC International Holdings, Ltd. Class H                                        3,214,000    1,698,049
    Bank of China, Ltd. Class H                                                    530,032,817  240,060,552
    Bank of Chongqing Co., Ltd. Class H                                                402,000      346,074
    Bank of Communications Co., Ltd. Class H                                        46,469,574   34,180,348
    Baoye Group Co., Ltd. Class H                                                    2,841,120    2,101,339
    BBMG Corp. Class H                                                              13,302,000    5,104,773
    Beijing Capital International Airport Co., Ltd. Class H                            253,599      245,337
    Beijing Capital Land, Ltd. Class H                                               9,861,060    3,898,204
    Beijing Enterprises Holdings, Ltd.                                               2,755,500   13,735,759
    Beijing North Star Co., Ltd. Class H                                             2,986,000      942,305
    Belle International Holdings, Ltd.                                               3,180,000    1,938,352
#   Boer Power Holdings, Ltd.                                                          783,000      298,528
    Bosideng International Holdings, Ltd.                                            7,762,000      677,094
    BYD Electronic International Co., Ltd.                                           5,288,136    4,242,392
    C C Land Holdings, Ltd.                                                         17,872,286    5,415,237
    Carrianna Group Holdings Co., Ltd.                                               3,880,391      379,186
    CECEP COSTIN New Materials Group, Ltd.                                             132,000        7,656
    Central China Real Estate, Ltd.                                                  8,352,350    1,869,336
    Century Sunshine Group Holdings, Ltd.                                           14,095,000      534,561
*   CGN Meiya Power Holdings Co., Ltd.                                               3,462,000      518,718
    Changshouhua Food Co., Ltd.                                                         91,000       44,948
*   Chigo Holding, Ltd.                                                             35,856,000      497,171
#   China Aerospace International Holdings, Ltd.                                    26,032,000    3,407,304
*   China Agri-Industries Holdings, Ltd.                                            16,165,500    7,457,844
    China Aoyuan Property Group, Ltd.                                               13,493,000    3,050,209
    China BlueChemical, Ltd. Class H                                                 9,370,878    3,242,181
    China Cinda Asset Management Co., Ltd. Class H                                  68,494,000   23,728,750
    China CITIC Bank Corp., Ltd. Class H                                            33,762,112   22,205,600
#*  China Coal Energy Co., Ltd. Class H                                             16,889,000    8,807,262
    China Communications Construction Co., Ltd. Class H                             15,837,327   19,061,621
    China Communications Services Corp., Ltd. Class H                               21,443,071   14,576,386
    China Construction Bank Corp. Class H                                          692,941,101  513,738,453
    China Dongxiang Group Co., Ltd.                                                  4,248,000      791,725
*   China Dredging Environment Protection Holdings, Ltd.                             1,312,000       55,790
*   China Environmental Technology and Bioenergy Holdings, Ltd.                        690,000       12,938
    China Everbright Bank Co., Ltd. Class H                                         12,008,000    5,779,949
    China Everbright, Ltd.                                                           6,037,869   11,527,677
#   China Evergrande Group                                                          15,074,000   10,500,090
*   China Fiber Optic Network System Group, Ltd.                                     3,598,000      324,608
    China Financial Services Holdings, Ltd.                                          1,250,000      117,260
    China Galaxy Securities Co., Ltd. Class H                                        2,526,500    2,345,418
*   China Glass Holdings, Ltd.                                                       7,524,000      813,091
#   China Harmony New Energy Auto Holding, Ltd.                                      1,834,000      877,384

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- -----------
CHINA -- (Continued)
*   China High Precision Automation Group, Ltd.                                       429,000 $    12,648
#   China Hongqiao Group, Ltd.                                                     10,475,000  10,761,834
*   China Huarong Asset Management Co., Ltd. Class H                                1,595,000     604,624
*   China Huiyuan Juice Group, Ltd.                                                 1,885,983     643,744
    China International Marine Containers Group Co., Ltd. Class H                     360,700     539,444
*   China ITS Holdings Co., Ltd.                                                    5,486,147     399,087
    China Jinmao Holdings Group, Ltd.                                              43,730,580  12,835,973
*   China Longevity Group Co., Ltd.                                                 1,152,649      38,179
#*  China Lumena New Materials Corp.                                               52,602,000          --
#   China Merchants Land, Ltd.                                                      9,292,000   1,311,785
#   China Merchants Port Holdings Co., Ltd.                                         7,277,333  19,454,772
#*  China Metal Recycling Holdings, Ltd.                                            3,259,800          --
    China Minsheng Banking Corp., Ltd. Class H                                     11,547,500  12,708,267
#*  China Modern Dairy Holdings, Ltd.                                               5,636,000   1,389,807
#   China National Building Material Co., Ltd. Class H                             35,454,000  20,734,414
    China National Materials Co., Ltd. Class H                                     15,305,000   3,974,507
#*  China New Town Development Co., Ltd.                                           11,705,522     579,935
#*  China Ocean Resources Co., Ltd.                                                   992,968   1,071,586
*   China Oil & Gas Group, Ltd.                                                     2,300,000     176,623
#   China Oilfield Services, Ltd. Class H                                           2,556,000   2,726,556
*   China Oriental Group Co., Ltd.                                                     26,000         729
*   China Overseas Grand Oceans Group, Ltd.                                         4,348,000   1,448,391
    China Overseas Land & Investment, Ltd.                                          5,544,000  16,279,688
    China Petroleum & Chemical Corp. ADR                                            1,158,578  92,732,567
    China Petroleum & Chemical Corp. Class H                                       96,403,575  76,151,717
*   China Properties Group, Ltd.                                                    5,400,000   1,320,308
    China Railway Construction Corp., Ltd. Class H                                  9,342,014  12,962,075
#*  China Rare Earth Holdings, Ltd.                                                10,900,600     907,268
    China Reinsurance Group Corp. Class H                                           1,535,000     352,903
    China Resources Cement Holdings, Ltd.                                           9,256,000   4,287,467
    China Resources Land, Ltd.                                                      7,124,000  17,621,590
    China Sanjiang Fine Chemicals Co., Ltd.                                         1,337,000     420,175
    China SCE Property Holdings, Ltd.                                               9,795,000   3,135,309
#*  China Shanshui Cement Group, Ltd.                                              19,122,000   2,511,351
    China Shenhua Energy Co., Ltd. Class H                                         17,871,000  37,766,926
    China Shineway Pharmaceutical Group, Ltd.                                         141,000     162,399
    China Silver Group, Ltd.                                                          510,000      94,856
#   China Singyes Solar Technologies Holdings, Ltd.                                 5,202,200   2,528,874
#   China South City Holdings, Ltd.                                                10,812,000   2,315,931
*   China Starch Holdings, Ltd.                                                    18,995,000     415,295
*   China Taifeng Beddings Holdings, Ltd.                                             640,000      16,703
*   China Taiping Insurance Holdings Co., Ltd.                                        320,000     701,028
#   China Travel International Investment Hong Kong, Ltd.                          24,569,631   6,872,752
    China Unicom Hong Kong, Ltd. ADR                                                7,214,458  86,357,062
*   China Vanadium Titano--Magnetite Mining Co., Ltd.                               3,880,000     173,556
    China XLX Fertiliser, Ltd.                                                         52,000      18,317
#*  China Yurun Food Group, Ltd.                                                    6,534,000   1,014,756
#   China ZhengTong Auto Services Holdings, Ltd.                                    9,218,000   3,264,876
#   China Zhongwang Holdings, Ltd.                                                 17,808,954   7,862,519
    Chongqing Machinery & Electric Co., Ltd. Class H                               12,958,000   1,529,142
    Chongqing Rural Commercial Bank Co., Ltd. Class H                              17,406,000  10,599,054
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.                      1,188,000     168,090
    Chu Kong Shipping Enterprises Group Co., Ltd.                                      80,000      20,719

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- ------------
CHINA -- (Continued)
    CIFI Holdings Group Co., Ltd.                                                   7,158,000 $  2,012,540
#   CIMC Enric Holdings, Ltd.                                                         442,000      246,619
*   CITIC Dameng Holdings, Ltd.                                                     1,221,000       87,557
#*  CITIC Resources Holdings, Ltd.                                                  9,908,000    1,448,500
    CITIC, Ltd.                                                                    32,807,483   48,637,021
    Citychamp Watch & Jewellery Group, Ltd.                                         4,997,108    1,142,684
    Clear Media, Ltd.                                                                 231,000      241,946
    CNOOC, Ltd.                                                                    99,090,000  123,739,016
    CNOOC, Ltd. Sponsored ADR                                                         232,242   29,223,011
    Comba Telecom Systems Holdings, Ltd.                                            6,338,683    1,195,998
*   Comtec Solar Systems Group, Ltd.                                                4,588,000      206,514
    Concord New Energy Group, Ltd.                                                 22,330,000    1,229,602
*   Coolpad Group, Ltd.                                                             5,720,600      609,168
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H                          1,278,000      706,364
    COSCO SHIPPING International Hong Kong Co., Ltd.                                5,650,000    2,544,079
    COSCO SHIPPING Ports, Ltd.                                                     16,631,491   16,527,202
*   Coslight Technology International Group Co., Ltd.                                 322,000      220,807
#   Country Garden Holdings Co., Ltd.                                              19,112,800   10,959,530
#   CPMC Holdings, Ltd.                                                               794,000      382,686
*   DaChan Food Asia, Ltd.                                                          3,195,000      287,533
    Dah Chong Hong Holdings, Ltd.                                                   4,751,000    1,932,664
*   Daphne International Holdings, Ltd.                                             2,812,000      251,966
#   Dongfang Electric Corp., Ltd. Class H                                             471,600      475,545
    Dongfeng Motor Group Co., Ltd. Class H                                         18,248,000   19,345,385
*   Dongyue Group, Ltd.                                                             2,979,000      197,272
#*  Dynasty Fine Wines Group, Ltd.                                                  9,228,600      321,144
    Embry Holdings, Ltd.                                                              539,000      244,709
    EVA Precision Industrial Holdings, Ltd.                                         3,360,000      452,133
*   Evergreen International Holdings, Ltd.                                          1,609,000      185,976
    Fantasia Holdings Group Co., Ltd.                                              21,470,515    2,668,967
    Fosun International, Ltd.                                                       6,657,183   10,103,832
    Fufeng Group, Ltd.                                                              4,712,000    2,716,290
#   Fullshare Holdings, Ltd.                                                       19,745,000    8,318,903
    Future Land Development Holdings, Ltd.                                          4,926,000    1,110,421
#*  GCL-Poly Energy Holdings, Ltd.                                                 16,690,000    2,156,970
*   Glorious Property Holdings, Ltd.                                               28,617,000    2,757,746
#*  Golden Meditech Holdings, Ltd.                                                 13,512,667    2,146,892
    Goldlion Holdings, Ltd.                                                         1,904,000      757,974
#   Goldpac Group, Ltd.                                                               127,000       36,594
#   GOME Electrical Appliances Holding, Ltd.                                       78,764,000    9,802,656
#*  Greenland Hong Kong Holdings, Ltd.                                              2,782,575      618,114
#*  Greentown China Holdings, Ltd.                                                  7,875,091    6,472,784
    Guangshen Railway Co., Ltd. Sponsored ADR                                         373,810   12,017,991
#   Guangzhou R&F Properties Co., Ltd. Class H                                     12,508,314   16,043,070
#*  Guodian Technology & Environment Group Corp., Ltd. Class H                      4,780,000      337,529
*   Hanergy Thin Film Power Group, Ltd.                                            14,642,000       71,848
    Harbin Bank Co., Ltd. Class H                                                      40,000       12,287
#   Harbin Electric Co., Ltd. Class H                                               6,619,474    3,295,727
*   Hengdeli Holdings, Ltd.                                                         9,112,000    1,145,429
#*  Hi Sun Technology China, Ltd.                                                     720,000      117,927
*   Hidili Industry International Development, Ltd.                                 2,422,000       22,819
#   Hilong Holding, Ltd.                                                            4,541,000    1,123,004
*   HKC Holdings, Ltd.                                                                747,155      388,431

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- ------------
CHINA -- (Continued)
#   HNA Infrastructure Co., Ltd. Class H                                             1,526,000 $  1,475,293
*   Honghua Group, Ltd.                                                              2,791,000      295,657
    Hopefluent Group Holdings, Ltd.                                                  1,314,000      375,713
    Hopson Development Holdings, Ltd.                                                9,844,000    8,661,333
#   Hua Han Health Industry Holdings, Ltd.                                          23,012,000    1,178,939
    Hua Hong Semiconductor, Ltd.                                                       209,000      232,649
    Huaneng Renewables Corp., Ltd. Class H                                          13,414,000    4,162,875
#   Huishang Bank Corp., Ltd. Class H                                                  294,000      148,367
    Hydoo International Holding, Ltd.                                                  584,000       50,188
    Industrial & Commercial Bank of China, Ltd. Class H                            393,562,996  240,618,356
    Inspur International, Ltd.                                                         345,343       82,135
    Intime Retail Group Co., Ltd.                                                      308,500      380,704
#   Jiangnan Group, Ltd.                                                             5,112,000      722,759
    Jiangxi Copper Co., Ltd. Class H                                                 7,111,000   12,280,239
*   JinkoSolar Holding Co., Ltd. ADR                                                    58,963      844,350
#   Joy City Property, Ltd.                                                          1,754,000      225,144
    Ju Teng International Holdings, Ltd.                                            11,378,249    3,646,205
    K Wah International Holdings, Ltd.                                                 326,000      162,839
*   Kai Yuan Holdings, Ltd.                                                         41,600,000      454,239
#*  Kaisa Group Holdings, Ltd.                                                      22,755,632      857,856
    Kangda International Environmental Co., Ltd.                                       731,000      177,343
#*  Kasen International Holdings, Ltd.                                               1,807,000      337,672
    Kingboard Chemical Holdings, Ltd.                                                8,175,845   28,133,393
    Kingboard Laminates Holdings, Ltd.                                               6,664,500    7,332,649
    Kunlun Energy Co., Ltd.                                                         14,674,000   11,654,086
    KWG Property Holding, Ltd.                                                      13,148,500    7,555,816
#*  Labixiaoxin Snacks Group, Ltd.                                                   2,491,000      192,326
    Lai Fung Holdings, Ltd.                                                         54,101,791    1,331,971
    Le Saunda Holdings, Ltd.                                                           120,000       25,240
    Leoch International Technology, Ltd.                                               190,000       25,772
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                                     310,000      111,192
    Logan Property Holdings Co., Ltd.                                                1,274,000      516,678
    Longfor Properties Co., Ltd.                                                     2,151,000    3,096,751
    Lonking Holdings, Ltd.                                                          22,876,000    5,993,436
*   Maanshan Iron & Steel Co., Ltd. Class H                                          1,522,000      557,754
*   Maoye International Holdings, Ltd.                                              14,544,000    1,474,354
*   MIE Holdings Corp.                                                               8,180,000      796,949
    MIN XIN Holdings, Ltd.                                                             708,418      633,467
*   Mingfa Group International Co., Ltd.                                               608,000       55,543
    Minmetals Land, Ltd.                                                            15,849,205    1,890,686
#*  MMG, Ltd.                                                                       10,060,000    3,338,039
    MOBI Development Co., Ltd.                                                         379,000       62,391
    Modern Land China Co., Ltd.                                                        316,000       47,595
#*  Munsun Capital Group, Ltd.                                                      22,260,000      652,090
    Nature Home Holding Co., Ltd.                                                      154,000       21,519
*   New World Department Store China, Ltd.                                           2,829,000      407,382
    Nine Dragons Paper Holdings, Ltd.                                               14,885,000   17,131,668
#*  North Mining Shares Co., Ltd.                                                    7,230,000      160,732
    Overseas Chinese Town Asia Holdings, Ltd.                                          620,000      243,108
#   Parkson Retail Group, Ltd.                                                      10,672,000    1,206,835
    People's Insurance Co. Group of China, Ltd. (The) Class H                        7,702,000    3,000,106
    PetroChina Co., Ltd. ADR                                                            36,831    2,927,696
    PetroChina Co., Ltd. Class H                                                    25,970,000   20,631,364

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- -----------
CHINA -- (Continued)
#*  Poly Property Group Co., Ltd.                                                  19,626,488 $ 7,633,188
#   Powerlong Real Estate Holdings, Ltd.                                           13,452,000   3,944,979
#*  Prosperity International Holdings HK, Ltd.                                     17,080,000     307,092
    Qingling Motors Co., Ltd. Class H                                               9,630,000   3,162,722
    Qinhuangdao Port Co., Ltd. Class H                                                483,000     114,794
*   Qunxing Paper Holdings Co., Ltd.                                                5,020,071     244,569
*   Real Gold Mining, Ltd.                                                          3,137,500     106,350
    Real Nutriceutical Group, Ltd.                                                 10,215,000     799,558
    Red Star Macalline Group Corp., Ltd. Class H                                       30,000      30,102
#*  Renhe Commercial Holdings Co., Ltd.                                            42,691,000   1,084,846
#*  REXLot Holdings, Ltd.                                                          37,241,621     660,720
#*  Sany Heavy Equipment International Holdings Co., Ltd.                           4,972,000     885,317
*   Scud Group, Ltd.                                                                3,368,000      84,646
    Seaspan Corp.                                                                      58,127     558,019
#*  Semiconductor Manufacturing International Corp.                                 7,710,198  10,572,644
*   Semiconductor Manufacturing International Corp. ADR                             1,229,097   8,456,187
    Shandong Chenming Paper Holdings, Ltd. Class H                                  3,177,318   3,631,558
#*  Shanghai Electric Group Co., Ltd. Class H                                       4,150,000   1,888,681
    Shanghai Industrial Holdings, Ltd.                                              5,955,918  16,029,071
#   Shanghai Industrial Urban Development Group, Ltd.                               8,794,000   2,300,588
#   Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H                 3,360,000     900,306
    Shanghai Prime Machinery Co., Ltd. Class H                                      7,632,000   1,416,212
    Shengjing Bank Co., Ltd. Class H                                                   66,500      66,415
    Shenguan Holdings Group, Ltd.                                                   3,452,000     252,094
    Shenzhen International Holdings, Ltd.                                           2,386,348   3,433,829
    Shenzhen Investment, Ltd.                                                      32,690,796  13,292,525
    Shimao Property Holdings, Ltd.                                                 17,287,035  23,158,923
*   Shougang Concord International Enterprises Co., Ltd.                           27,596,208     936,725
    Shougang Fushan Resources Group, Ltd.                                          23,042,594   4,494,721
    Shui On Land, Ltd.                                                             33,220,803   7,000,474
#*  Shunfeng International Clean Energy, Ltd.                                       7,248,000     458,758
*   Silver Grant International Industries, Ltd.                                    10,416,804   1,308,100
*   Silverman Holdings, Ltd.                                                          286,000      44,862
*   SIM Technology Group, Ltd.                                                      8,253,000     339,185
    Sino-Ocean Group Holdings, Ltd.                                                31,533,602  13,580,635
#   Sinofert Holdings, Ltd.                                                         7,620,000   1,271,914
#*  Sinolink Worldwide Holdings, Ltd.                                              10,652,508   1,285,913
    SinoMedia Holding, Ltd.                                                           110,000      26,582
    Sinopec Engineering Group Co., Ltd. Class H                                       195,500     158,768
    Sinopec Kantons Holdings, Ltd.                                                  2,736,000   1,336,752
#*  Sinotrans Shipping, Ltd.                                                       10,048,416   2,057,347
    Sinotrans, Ltd. Class H                                                         2,517,000   1,046,243
    Sinotruk Hong Kong, Ltd.                                                        8,542,335   6,405,007
#   Skyworth Digital Holdings, Ltd.                                                18,421,201  12,150,687
    SOHO China, Ltd.                                                               20,153,388  10,195,704
    Springland International Holdings, Ltd.                                         1,010,000     181,891
#*  SPT Energy Group, Inc.                                                          2,484,000     246,273
*   SRE Group, Ltd.                                                                21,316,285     535,073
#   Sunac China Holdings, Ltd.                                                      4,271,000   3,794,096
*   Taung Gold International, Ltd.                                                  6,210,000      69,278
    TCC International Holdings, Ltd.                                               21,810,583   5,263,969
    TCL Multimedia Technology Holdings, Ltd.                                           26,000      12,016
    Tian An China Investment Co., Ltd.                                              6,009,000   3,479,965

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ---------- --------------
CHINA -- (Continued)
    Tiangong International Co., Ltd.                                               17,441,944 $    2,386,257
    Tianjin Port Development Holdings, Ltd.                                        21,247,657      3,295,004
    Tianyi Summi Holdings, Ltd.                                                     8,144,000      1,046,595
    Tomson Group, Ltd.                                                              1,604,393        644,876
    Tonly Electronics Holdings, Ltd.                                                  204,330        106,282
    Top Spring International Holdings, Ltd.                                           108,000         35,487
    TPV Technology, Ltd.                                                            7,894,496      1,447,907
#   Trigiant Group, Ltd.                                                            1,828,000        260,532
*   Trony Solar Holdings Co., Ltd.                                                  8,775,000        133,453
*   Universal Health International Group Holding, Ltd.                              8,985,000        380,815
#*  V1 Group, Ltd.                                                                  6,864,000        259,791
#   Wasion Group Holdings, Ltd.                                                     1,072,000        590,170
    Weichai Power Co., Ltd. Class H                                                   876,000      1,552,279
    Weiqiao Textile Co. Class H                                                     5,663,000      3,615,504
    Welling Holding, Ltd.                                                             614,000        123,767
#*  West China Cement, Ltd.                                                        23,904,000      3,322,480
*   Wuzhou International Holdings, Ltd.                                               496,000         49,812
#   Xiamen International Port Co., Ltd. Class H                                    10,498,000      2,044,824
#*  Xinchen China Power Holdings, Ltd.                                              2,193,000        345,467
    Xingda International Holdings, Ltd.                                            10,144,000      4,919,171
    Xingfa Aluminium Holdings, Ltd.                                                   155,000         69,413
#   Xinhua Winshare Publishing and Media Co., Ltd. Class H                          3,603,000      3,217,148
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                               2,692,000        409,357
*   Xiwang Special Steel Co., Ltd.                                                  1,437,000        202,465
*   Yanchang Petroleum International, Ltd.                                         21,400,000        626,375
#   Yanzhou Coal Mining Co., Ltd. Class H                                           5,200,000      4,073,437
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                                        20,853        160,360
#   Yingde Gases Group Co., Ltd.                                                    4,274,500      2,590,201
    Yip's Chemical Holdings, Ltd.                                                     800,000        328,535
*   Youyuan International Holdings, Ltd.                                            2,639,251        673,175
*   Yuanda China Holdings, Ltd.                                                     1,702,000         37,078
*   YuanShengTai Dairy Farm, Ltd.                                                     456,000         30,454
    Yuexiu Property Co., Ltd.                                                      83,666,786     12,235,468
    Yuzhou Properties Co., Ltd.                                                    13,215,960      4,332,530
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H                           424,600        248,222
*   Zhong An Real Estate, Ltd.                                                      7,089,800        556,441
#   Zhongsheng Group Holdings, Ltd.                                                 2,725,500      3,387,904
    Zhuhai Holdings Investment Group, Ltd.                                            526,000         79,780
    Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H                8,815,200      4,459,306
                                                                                              --------------
TOTAL CHINA                                                                                    2,555,093,645
                                                                                              --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                                                873,529      4,659,219
    Constructora Conconcreto SA                                                        86,988         33,906
*   Ecopetrol SA                                                                    2,498,142      1,174,441
*   Ecopetrol SA Sponsored ADR                                                        530,625      4,987,875
    Grupo Argos SA                                                                    911,373      6,032,714
    Grupo de Inversiones Suramericana SA                                            1,343,545     17,915,465
    Grupo Nutresa SA                                                                  195,348      1,607,000

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- ------------
COLOMBIA -- (Continued)
    Mineros SA                                                                         65,037 $     46,252
                                                                                              ------------
TOTAL COLOMBIA                                                                                  36,456,872
                                                                                              ------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                                                        1,529,292   26,193,926
    Pegas Nonwovens SA                                                                 96,606    3,168,107
#   Unipetrol A.S.                                                                  1,395,000   10,715,997
                                                                                              ------------
TOTAL CZECH REPUBLIC                                                                            40,078,030
                                                                                              ------------
GREECE -- (0.0%)
*   Alpha Bank AE                                                                     121,090      214,882
    Bank of Greece                                                                     26,513      343,638
*   Ellaktor SA                                                                     1,053,403    1,239,196
*   GEK Terna Holding Real Estate Construction SA                                     736,393    1,798,709
*   Hellenic Petroleum SA                                                              79,378      370,649
*   Intracom Holdings SA                                                            1,511,057      484,410
*   Mytilineos Holdings SA                                                            122,974      853,894
*   Piraeus Bank SA                                                                    33,640        6,425
                                                                                              ------------
TOTAL GREECE                                                                                     5,311,803
                                                                                              ------------
HONG KONG -- (0.0%)
    Samson Holding, Ltd.                                                            6,495,452      467,247
                                                                                              ------------
HUNGARY -- (0.6%)
#*  FHB Mortgage Bank P.L.C.                                                            3,954        6,539
    MOL Hungarian Oil & Gas P.L.C.                                                    298,177   21,012,784
    OTP Bank P.L.C.                                                                 2,578,789   79,298,947
    Richter Gedeon Nyrt                                                                12,508      269,389
                                                                                              ------------
TOTAL HUNGARY                                                                                  100,587,659
                                                                                              ------------
INDIA -- (12.6%)
    Aarti Industries                                                                   62,175      659,469
*   Aban Offshore, Ltd.                                                               315,580    1,135,299
    ACC, Ltd.                                                                         303,492    6,330,807
    Adani Enterprises, Ltd.                                                         3,374,526    4,346,319
    Adani Ports & Special Economic Zone, Ltd.                                       3,500,344   15,197,335
*   Adani Power, Ltd.                                                              13,046,142    7,002,941
*   Adani Transmissions, Ltd.                                                       3,440,779    3,208,726
*   Aditya Birla Fashion and Retail, Ltd.                                           4,824,914   10,678,149
    Aditya Birla Nuvo, Ltd.                                                           856,835   17,156,249
    AIA Engineering, Ltd.                                                               7,405      147,698
    Alembic, Ltd.                                                                     397,146      208,137
*   Allahabad Bank                                                                  1,291,820    1,268,300
    Allcargo Logistics, Ltd.                                                          398,926    1,038,960
*   Alok Industries, Ltd.                                                           3,966,836      193,278
    Ambuja Cements, Ltd.                                                            2,003,950    6,738,623
*   Amtek Auto, Ltd.                                                                1,678,443      839,953
    Anant Raj, Ltd.                                                                   657,518      417,675
    Andhra Bank                                                                     2,694,402    2,014,727
    Apar Industries, Ltd.                                                             148,591    1,365,015
    Apollo Tyres, Ltd.                                                              5,884,157   15,631,960
*   Arvind SmartSpaces, Ltd.                                                          183,100      195,129

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- -----------
INDIA -- (Continued)
    Arvind, Ltd.                                                                    3,390,196 $18,325,969
    Ashoka Buildcon, Ltd.                                                             177,736     491,481
    Axis Bank, Ltd.                                                                10,438,329  71,806,162
    Bajaj Electricals, Ltd.                                                            36,939     131,704
    Bajaj Finance, Ltd.                                                                 5,159      78,726
    Bajaj Finserv, Ltd.                                                               255,140  12,176,091
    Bajaj Holdings & Investment, Ltd.                                                 412,087  12,153,253
    Balkrishna Industries, Ltd.                                                        98,774   1,635,374
*   Ballarpur Industries, Ltd.                                                      4,079,808     925,387
    Balmer Lawrie & Co., Ltd.                                                         907,441   2,995,244
    Balrampur Chini Mills, Ltd.                                                     2,168,825   4,528,460
    Banco Products India, Ltd.                                                          3,738      11,202
*   Bank of Baroda                                                                  6,832,096  16,704,072
*   Bank of India                                                                     667,860   1,158,532
*   Bank Of Maharashtra                                                             1,055,372     514,635
    BEML, Ltd.                                                                         52,357     933,165
*   BGR Energy Systems, Ltd.                                                          169,812     324,770
    Bharat Electronics, Ltd.                                                           29,882     678,574
    Bharat Heavy Electricals, Ltd.                                                  8,603,535  17,333,971
    Bharti Airtel, Ltd.                                                            10,448,638  53,725,388
    Biocon, Ltd.                                                                      820,670  12,221,812
    Birla Corp., Ltd.                                                                 172,475   1,882,522
    Bombay Dyeing & Manufacturing Co., Ltd.                                         1,308,130   1,062,829
*   Bombay Rayon Fashions, Ltd.                                                        13,306      30,512
    Brigade Enterprises, Ltd.                                                         159,869     372,989
    Cairn India, Ltd.                                                               8,315,795  34,101,859
*   Canara Bank                                                                     1,065,655   4,480,960
    Ceat, Ltd.                                                                        502,163   8,657,888
    Century Textiles & Industries, Ltd.                                                31,791     393,468
    Chambal Fertilizers and Chemicals, Ltd.                                         2,614,619   3,102,323
    Chennai Super Kings Cricket, Ltd.                                               5,080,767      31,595
    Cholamandalam Investment and Finance Co., Ltd.                                      8,103     123,175
*   Cigniti Technologies, Ltd.                                                          2,011      13,016
    Cipla, Ltd.                                                                        22,485     190,417
    City Union Bank, Ltd.                                                           1,600,740   3,492,150
    Container Corp. Of India, Ltd.                                                     71,467   1,259,429
    Coromandel International, Ltd.                                                    293,272   1,364,007
*   Corp. Bank                                                                      1,646,469   1,051,417
    Cox & Kings, Ltd.                                                               1,236,012   3,527,479
*   Crompton Greaves Consumer Electricals, Ltd.                                     1,770,464   4,979,237
*   Crompton Greaves, Ltd.                                                          1,770,464   1,680,949
    Cyient, Ltd.                                                                       94,792     641,521
    Dalmia Bharat, Ltd.                                                               173,988   4,725,452
*   DB Realty, Ltd.                                                                 1,101,045     648,075
*   DCB Bank, Ltd.                                                                  2,724,516   4,743,286
    DCM Shriram, Ltd.                                                                 433,903   1,688,746
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                                   651,281   2,394,903
    Delta Corp., Ltd.                                                                 501,826     923,644
*   DEN Networks, Ltd.                                                                354,675     461,690
*   Dena Bank                                                                         507,403     264,913
    Dewan Housing Finance Corp., Ltd.                                               1,587,195   6,705,506
    Dishman Pharmaceuticals & Chemicals, Ltd.                                       1,479,319   4,951,585
    DLF, Ltd.                                                                       6,398,214  12,824,668

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- -----------
INDIA -- (Continued)
    Edelweiss Financial Services, Ltd.                                              2,585,583 $ 4,191,796
*   EID Parry India, Ltd.                                                           1,173,623   4,894,314
    EIH, Ltd.                                                                       1,066,648   1,567,631
    Electrosteel Castings, Ltd.                                                       894,946     353,583
    Engineers India, Ltd.                                                             895,520   1,953,194
*   Eros International Media, Ltd.                                                    472,282   1,167,554
    Escorts, Ltd.                                                                     819,864   4,403,162
    Essel Propack, Ltd.                                                               899,475   3,205,381
    Eveready Industries India, Ltd.                                                   131,474     471,094
    Exide Industries, Ltd.                                                          1,658,761   4,802,723
    FDC, Ltd.                                                                          37,976     119,041
    Federal Bank, Ltd.                                                             17,751,105  19,884,586
    Finolex Cables, Ltd.                                                              731,301   4,725,591
    Finolex Industries, Ltd.                                                          171,618   1,250,918
*   Firstsource Solutions, Ltd.                                                     5,212,665   3,065,435
*   Fortis Healthcare, Ltd.                                                           823,646   2,224,809
    Future Enterprises, Ltd.                                                        1,592,191     514,354
*   Future Retail Ltd.                                                              1,592,191   4,068,843
    GAIL India, Ltd.                                                                4,592,765  31,615,310
    Gateway Distriparks, Ltd.                                                         142,149     504,314
    Gati, Ltd.                                                                        626,607   1,111,516
    Genus Power Infrastructures, Ltd.                                                  73,968      45,975
    Geometric, Ltd.                                                                   233,280     858,515
    GHCL, Ltd.                                                                        253,941   1,031,657
    GIC Housing Finance, Ltd.                                                          98,306     426,896
    GOCL Corp., Ltd.                                                                   76,678     332,605
    Godfrey Phillips India, Ltd.                                                       16,431     244,992
*   Godrej Properties, Ltd.                                                            30,823     149,724
    Graphite India, Ltd.                                                              725,730   1,040,110
    Grasim Industries, Ltd.                                                            75,710   1,015,603
    Great Eastern Shipping Co., Ltd. (The)                                          1,081,021   6,261,533
    Gujarat Alkalies & Chemicals, Ltd.                                                455,551   2,510,786
    Gujarat Fluorochemicals, Ltd.                                                     387,110   2,722,760
    Gujarat Mineral Development Corp., Ltd.                                         1,393,052   2,404,307
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                              777,222   2,768,318
    Gujarat State Fertilizers & Chemicals, Ltd.                                     2,186,080   3,486,915
    Gujarat State Petronet, Ltd.                                                    2,817,408   6,326,335
    Gulf Oil Lubricants India, Ltd.                                                    11,121     106,018
    HBL Power Systems, Ltd.                                                            74,867      43,981
*   HCL Infosystems, Ltd.                                                             462,162     404,817
*   HEG, Ltd.                                                                         109,436     285,874
*   HeidelbergCement India, Ltd.                                                      343,374     594,609
    Hikal, Ltd.                                                                        88,450     302,309
*   Himachal Futuristic Communications, Ltd.                                        9,447,105   1,932,138
    Himadri Speciality Chemical, Ltd.                                                  19,970      12,266
    Himatsingka Seide, Ltd.                                                           513,787   2,542,782
    Hindalco Industries, Ltd.                                                      17,579,040  49,187,242
    Hinduja Global Solutions, Ltd.                                                     61,592     488,780
*   Hindustan Construction Co., Ltd.                                                4,906,646   3,146,492
    Hindustan Media Ventures, Ltd.                                                      8,334      33,304
*   Housing Development & Infrastructure, Ltd.                                        908,887     838,447
    HSIL, Ltd.                                                                        391,603   1,677,587
    HT Media, Ltd.                                                                    521,289     612,371

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- ------------
INDIA -- (Continued)
    Huhtamaki PPL, Ltd.                                                                 6,913 $     25,050
    ICICI Bank, Ltd.                                                                7,772,902   30,770,993
    ICICI Bank, Ltd. Sponsored ADR                                                 15,955,653  123,656,310
*   IDBI Bank, Ltd.                                                                 1,878,469    2,144,604
    Idea Cellular, Ltd.                                                            12,291,914   19,977,636
    IDFC Bank, Ltd.                                                                 4,713,084    4,173,585
*   IDFC, Ltd.                                                                      6,072,777    4,928,447
    IFCI, Ltd.                                                                     10,328,679    4,705,360
    IIFL Holdings, Ltd.                                                             2,917,360   12,642,843
    IL&FS Transportation Networks, Ltd.                                               418,066      677,785
    India Cements, Ltd. (The)                                                       4,625,329    9,922,849
    Indiabulls Housing Finance, Ltd.                                                2,248,436   24,880,568
*   Indiabulls Real Estate, Ltd.                                                    1,486,063    1,667,000
    Indian Bank                                                                     1,292,356    5,194,146
    Indian Hotels Co., Ltd.                                                         4,746,194    7,590,045
    INEOS Styrolution India, Ltd.                                                      29,326      261,477
    Ingersoll-Rand India, Ltd.                                                          1,110       10,596
*   Inox Leisure, Ltd.                                                                 60,496      190,856
*   Inox Wind, Ltd.                                                                     5,060       13,726
*   Intellect Design Arena, Ltd.                                                      473,014      991,557
*   Ipca Laboratories, Ltd.                                                            11,269       88,302
*   ITD Cementation India, Ltd.                                                        72,071      171,434
    J Kumar Infraprojects, Ltd.                                                        39,222      129,873
    Jain Irrigation Systems, Ltd.                                                   6,924,312    9,635,262
*   Jaiprakash Associates, Ltd.                                                    17,658,065    2,969,344
    Jammu & Kashmir Bank, Ltd. (The)                                                3,264,142    3,008,919
*   Jaypee Infratech, Ltd.                                                          6,993,111      874,484
    JB Chemicals & Pharmaceuticals, Ltd.                                              606,096    3,006,103
    JBF Industries, Ltd.                                                              469,655    1,573,921
    Jindal Poly Films, Ltd.                                                           345,076    1,719,235
    Jindal Saw, Ltd.                                                                2,305,943    1,974,935
*   Jindal Stainless Hisar, Ltd.                                                       66,174       99,907
*   Jindal Steel & Power, Ltd.                                                      4,783,550    5,668,301
*   JITF Infralogistics, Ltd.                                                         197,214       89,472
    JK Cement, Ltd.                                                                   262,783    2,806,004
    JK Lakshmi Cement, Ltd.                                                           470,458    2,591,809
    JK Tyre & Industries, Ltd.                                                      1,771,007    3,154,449
    JM Financial, Ltd.                                                              4,974,276    5,048,346
    JSW Energy, Ltd.                                                                9,008,274    8,092,903
*   JSW Holdings, Ltd.                                                                  2,518       56,119
    JSW Steel, Ltd.                                                                22,381,660   65,469,185
    Jubilant Life Sciences, Ltd.                                                      993,088    9,872,071
    Kalpataru Power Transmission, Ltd.                                                848,072    3,453,316
    Karnataka Bank, Ltd. (The)                                                      2,500,137    4,216,341
    Karur Vysya Bank, Ltd. (The)                                                    1,891,790    2,321,288
*   Kaveri Seed Co., Ltd.                                                             264,990    1,798,149
    KCP, Ltd.                                                                          37,400       46,451
    KEC International, Ltd.                                                         1,796,174    3,959,515
    Kirloskar Brothers, Ltd.                                                            7,852       26,331
    Kirloskar Oil Engines, Ltd.                                                       296,633    1,446,961
    Kolte-Patil Developers, Ltd.                                                      211,975      295,742
    KPIT Technologies, Ltd.                                                         1,289,902    2,481,985
    KRBL, Ltd.                                                                        548,427    3,019,956

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                    SHARES     VALUE++
                                                                                   --------- -----------
INDIA -- (Continued)
*   KSK Energy Ventures, Ltd.                                                         51,606 $    12,337
    L&T Finance Holdings, Ltd.                                                     3,780,436   5,436,899
    Lakshmi Machine Works, Ltd.                                                        5,102     288,114
    Lakshmi Vilas Bank, Ltd. (The)                                                   355,564     729,550
    Larsen & Toubro, Ltd.                                                          2,848,876  60,578,409
    LIC Housing Finance, Ltd.                                                      1,180,444   9,640,330
    Magma Fincorp, Ltd.                                                               58,416      84,673
    Maharashtra Seamless, Ltd.                                                       102,979     411,171
    Mahindra & Mahindra Financial Services, Ltd.                                     933,133   3,673,148
    Mahindra & Mahindra, Ltd.                                                      1,791,996  32,887,442
*   Mahindra CIE Automotive, Ltd.                                                     29,954      84,587
    Mahindra Lifespace Developers, Ltd.                                              186,903     975,309
    Manappuram Finance, Ltd.                                                       2,877,053   3,344,081
    McLeod Russel India, Ltd.                                                        810,840   1,865,824
    Meghmani Organics, Ltd.                                                          113,264      75,388
    Mercator, Ltd.                                                                    51,358      34,435
    Merck, Ltd.                                                                       76,089   1,051,095
    MOIL, Ltd.                                                                        47,122     244,436
    Mphasis, Ltd.                                                                    507,306   4,164,631
    MRF, Ltd.                                                                         13,874  10,518,300
    Muthoot Finance, Ltd.                                                            268,990   1,229,995
*   Nagarjuna Fertilizers & Chemicals, Ltd.                                        1,812,637     339,833
    National Aluminium Co., Ltd.                                                   4,964,081   5,494,918
    Nava Bharat Ventures, Ltd.                                                       170,947     286,654
    Navin Fluorine International, Ltd.                                                 1,828      72,016
    NCC, Ltd.                                                                      7,062,533   8,651,846
    Nectar Lifesciences, Ltd.                                                        268,595     136,310
    NIIT Technologies, Ltd.                                                          704,463   4,234,301
*   NIIT, Ltd.                                                                       354,743     388,881
    Nilkamal, Ltd.                                                                    69,021   1,678,586
    Oberoi Realty, Ltd.                                                              674,992   3,148,836
    OCL India, Ltd.                                                                  105,395   1,332,293
    Omaxe, Ltd.                                                                      722,220   1,753,478
    OnMobile Global, Ltd.                                                            309,728     364,645
    Orient Cement Ltd.                                                               616,163   1,228,124
    Oriental Bank of Commerce                                                        975,550   1,670,020
*   Parsvnath Developers, Ltd.                                                       824,625     162,474
    PC Jeweller, Ltd.                                                                610,145   3,424,462
    Persistent Systems, Ltd.                                                          73,346     643,952
    Petronet LNG, Ltd.                                                             2,703,774  14,899,810
    Piramal Enterprises, Ltd.                                                        737,179  18,323,754
*   Polaris Consulting & Services, Ltd.                                               73,543     170,460
    Power Finance Corp., Ltd.                                                      6,063,286  11,611,198
    Praj Industries, Ltd.                                                          1,316,350   1,607,718
    Prestige Estates Projects, Ltd.                                                  257,699     635,188
*   Prime Focus, Ltd.                                                                 22,625      27,389
    PTC India Financial Services, Ltd.                                             3,675,934   2,251,146
    PTC India, Ltd.                                                                4,469,660   5,547,942
*   Punjab National Bank                                                           2,444,719   4,904,378
    Puravankara, Ltd.                                                                460,912     307,507
    Radico Khaitan, Ltd.                                                             657,505   1,094,892
    Rain Industries, Ltd.                                                          2,231,677   2,186,116
    Ramco Cements, Ltd. (The)                                                        475,255   4,904,190

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- ------------
INDIA -- (Continued)
    Rashtriya Chemicals & Fertilizers, Ltd.                                           165,769 $    141,310
    Ratnamani Metals & Tubes, Ltd.                                                      3,941       38,436
    Raymond, Ltd.                                                                     624,327    4,538,186
    Redington India, Ltd.                                                           1,848,561    2,795,960
*   REI Agro, Ltd.                                                                  1,486,474        9,746
    Reliance Capital, Ltd.                                                          2,078,114   13,798,642
*   Reliance Communications, Ltd.                                                  16,993,662    8,593,340
*   Reliance Defence and Engineering, Ltd.                                             22,287       19,812
    Reliance Industries, Ltd.                                                      19,644,324  302,940,735
    Reliance Industries, Ltd. GDR                                                      81,254    2,519,179
*   Reliance Power, Ltd.                                                            9,323,446    6,149,775
*   Rolta India, Ltd.                                                               2,144,979    2,057,122
*   Ruchi Soya Industries, Ltd.                                                     2,008,134      688,385
    Rural Electrification Corp., Ltd.                                               8,896,705   18,696,216
    Sadbhav Engineering, Ltd.                                                           3,116       12,707
    Sanghvi Movers, Ltd.                                                               45,111      145,662
    Sharda Cropchem, Ltd.                                                              26,067      175,554
    Shilpi Cable Technologies, Ltd.                                                    57,167      189,314
*   Shipping Corp. of India, Ltd.                                                   2,557,887    2,524,083
    Shriram City Union Finance, Ltd.                                                    3,265       90,886
    Shriram Transport Finance Co., Ltd.                                               651,792    9,016,716
    Simplex Infrastructures, Ltd.                                                      49,926      228,174
    Sintex Industries, Ltd.                                                         7,846,946    9,728,216
    Siyaram Silk Mills, Ltd.                                                              663       13,977
    Sobha, Ltd.                                                                       825,884    3,174,042
    Sonata Software, Ltd.                                                             197,882      560,181
    South Indian Bank, Ltd. (The)                                                  11,772,339    3,632,140
    SREI Infrastructure Finance, Ltd.                                               1,890,601    2,438,713
    SRF, Ltd.                                                                         321,292    8,135,468
    State Bank of Bikaner & Jaipur                                                     71,004      725,698
    State Bank of India                                                            15,227,680   58,434,232
    State Bank of Travancore                                                           10,356       82,545
    Sterlite Technologies, Ltd.                                                     2,710,854    4,983,150
    Sunteck Realty, Ltd.                                                               31,616      114,843
*   Syndicate Bank                                                                  2,585,967    2,557,442
    TAKE Solutions, Ltd.                                                              235,200      485,860
    Tamil Nadu Newsprint & Papers, Ltd.                                               323,617    1,611,827
    Tata Chemicals, Ltd.                                                            1,774,582   14,291,098
    Tata Global Beverages, Ltd.                                                     6,502,836   12,342,217
    Tata Motors, Ltd.                                                              15,066,761  116,462,618
    Tata Motors, Ltd. Sponsored ADR                                                   218,227    8,502,124
    Tata Steel, Ltd.                                                                5,796,347   39,680,088
*   TCI Express, Ltd.                                                                  23,134      103,486
    Tech Mahindra, Ltd.                                                               709,157    4,749,308
    Techno Electric & Engineering Co., Ltd.                                            52,706      276,668
*   Teledata Marine Solutions, Ltd.                                                   267,258           --
    Tide Water Oil Co India, Ltd.                                                       1,172      101,320
    Time Technoplast, Ltd.                                                          1,093,465    1,425,118
    Transport Corp. of India, Ltd.                                                     46,267      111,797
    Trident, Ltd.                                                                      12,107       12,054
    Tube Investments of India, Ltd.                                                   592,499    5,060,204
*   TV18 Broadcast, Ltd.                                                            6,333,197    3,384,397
*   UCO Bank                                                                        3,123,377    1,583,084

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES       VALUE++
                                                                                   ----------- --------------
INDIA -- (Continued)
    Uflex, Ltd.                                                                        517,862 $    2,026,061
    UFO Moviez India, Ltd.                                                               1,755         11,787
    Unichem Laboratories, Ltd.                                                         390,108      1,551,980
    Union Bank of India                                                              2,451,981      5,198,566
*   Unitech, Ltd.                                                                   25,373,120      1,820,871
    UPL, Ltd.                                                                        4,968,126     53,083,472
    VA Tech Wabag, Ltd.                                                                 35,046        251,497
    Vardhman Textiles, Ltd.                                                            279,467      5,190,656
    Vedanta, Ltd.                                                                   16,207,427     60,812,594
    Vedanta, Ltd. ADR                                                                1,684,807     24,935,150
*   Videocon Industries, Ltd.                                                          769,833      1,178,999
*   Vijaya Bank                                                                      2,612,664      2,031,711
    Welspun Corp., Ltd.                                                              2,036,093      2,516,795
*   Welspun Enterprises, Ltd.                                                          891,877        822,445
    Welspun India, Ltd.                                                              1,272,270      1,421,426
    Wipro, Ltd.                                                                      2,384,184     16,206,809
    Wockhardt, Ltd.                                                                    276,374      2,639,291
    Yes Bank, Ltd.                                                                   1,115,997     23,010,553
    Zee Media Corp., Ltd.                                                               62,079         33,808
    Zensar Technologies, Ltd.                                                          164,214      2,168,023
*   Zuari Agro Chemicals, Ltd.                                                          23,149        115,916
                                                                                               --------------
TOTAL INDIA                                                                                     2,160,899,710
                                                                                               --------------
INDONESIA -- (2.9%)
    Adaro Energy Tbk PT                                                            305,526,700     38,832,112
    Adhi Karya Persero Tbk PT                                                        9,071,800      1,427,624
*   Agung Podomoro Land Tbk PT                                                     131,279,100      2,163,407
*   Alam Sutera Realty Tbk PT                                                      228,087,500      6,529,288
*   Aneka Tambang Persero Tbk PT                                                   142,710,377      8,556,719
    Asahimas Flat Glass Tbk PT                                                       4,986,100      2,483,647
    Astra Agro Lestari Tbk PT                                                        1,281,567      1,513,714
    Astra Graphia Tbk PT                                                               436,900         56,919
*   Bakrie and Brothers Tbk PT                                                     487,165,850      1,824,250
*   Bakrie Sumatera Plantations Tbk PT                                              10,942,100         65,558
*   Bakrie Telecom Tbk PT                                                          238,934,800        894,719
*   Bakrieland Development Tbk PT                                                   81,782,546        422,617
    Bank Bukopin Tbk                                                                62,920,633      2,876,030
*   Bank CIMB Niaga Tbk PT                                                             312,582         22,949
    Bank Danamon Indonesia Tbk PT                                                   35,799,554     11,156,707
    Bank Mandiri Persero Tbk PT                                                     95,456,931     77,967,351
    Bank Negara Indonesia Persero Tbk PT                                           102,370,741     43,739,041
*   Bank Pan Indonesia Tbk PT                                                      137,634,201      8,510,372
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                            35,476,100      6,114,522
    Bank Pembangunan Daerah Jawa Timur Tbk PT                                        3,256,800        150,175
    Bank Rakyat Indonesia Persero Tbk PT                                                93,900         82,453
    Bank Tabungan Negara Persero Tbk PT                                             79,335,127     11,323,489
*   Barito Pacific Tbk PT                                                           11,807,000      1,596,579
    Bekasi Fajar Industrial Estate Tbk PT                                           23,773,000        594,996
*   Benakat Integra Tbk PT                                                         142,047,100      1,351,269
*   Berlian Laju Tanker Tbk PT                                                     128,161,466             --
    BISI International Tbk PT                                                       13,630,400      1,842,211
*   Bumi Resources Tbk PT                                                           37,693,900      1,406,504
    Bumi Serpong Damai Tbk PT                                                       74,628,000     10,236,479

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- -----------
INDONESIA -- (Continued)
    Ciputra Development Tbk PT                                                     177,828,678 $17,587,011
*   Clipan Finance Indonesia Tbk PT                                                  2,995,500      56,167
*   Darma Henwa Tbk PT                                                              39,047,842     277,808
*   Davomas Abadi Tbk PT                                                            54,906,800          --
*   Eagle High Plantations Tbk PT                                                  115,969,500   3,022,239
    Elnusa Tbk PT                                                                   60,294,100   1,951,671
*   Energi Mega Persada Tbk PT                                                     272,138,878   1,671,252
    Erajaya Swasembada Tbk PT                                                       25,375,800   1,159,748
*   Eureka Prima Jakarta Tbk PT                                                      1,297,300      10,691
*   Ever Shine Textile Tbk PT                                                       19,342,215     123,130
*   Gajah Tunggal Tbk PT                                                            36,880,400   3,174,885
*   Garuda Indonesia Persero Tbk PT                                                 44,391,981   1,123,655
    Global Mediacom Tbk PT                                                         104,311,400   4,690,078
*   Great River International Tbk PT                                                 1,788,000          --
*   Hanson International Tbk PT                                                      9,531,000     108,492
*   Harum Energy Tbk PT                                                             15,790,800   2,603,163
    Hexindo Adiperkasa Tbk PT                                                          721,744     178,452
    Holcim Indonesia Tbk PT                                                         26,217,400   1,767,594
    Indah Kiat Pulp & Paper Corp. Tbk PT                                            39,580,500   3,098,452
*   Indika Energy Tbk PT                                                             1,135,500      65,966
    Indo Tambangraya Megah Tbk PT                                                    4,073,100   4,578,163
*   Indo-Rama Synthetics Tbk PT                                                         41,500       2,257
    Indocement Tunggal Prakarsa Tbk PT                                                  84,100      94,666
    Indofood Sukses Makmur Tbk PT                                                   72,035,800  42,755,161
    Intiland Development Tbk PT                                                    112,642,700   3,864,124
    Japfa Comfeed Indonesia Tbk PT                                                  37,060,650   4,871,413
    Jaya Real Property Tbk PT                                                      120,718,000   7,911,499
*   Kawasan Industri Jababeka Tbk PT                                               307,664,475   6,684,730
*   Lippo Cikarang Tbk PT                                                            2,517,300     939,207
    Lippo Karawaci Tbk PT                                                          315,895,849  17,395,127
*   Malindo Feedmill Tbk PT                                                            331,200      29,022
*   Medco Energi Internasional Tbk PT                                               28,632,900   2,982,424
    Metrodata Electronics Tbk PT                                                     1,539,436      73,209
    Mitra Pinasthika Mustika Tbk PT                                                  1,984,700     117,490
*   MNC Investama Tbk PT                                                           331,039,400   3,495,993
*   Modernland Realty Tbk PT                                                        87,619,900   2,192,412
*   Multipolar Tbk PT                                                               63,216,500   1,600,640
*   Nirvana Development Tbk PT                                                       1,000,000       6,292
*   Nusantara Infrastructure Tbk PT                                                178,654,800   1,737,175
    Pabrik Kertas Tjiwi Kimia Tbk PT                                                   929,000      58,825
    Pan Brothers Tbk PT                                                             50,851,850   1,691,293
*   Panin Financial Tbk PT                                                         204,627,100   2,745,441
*   Paninvest Tbk PT                                                                30,871,000   1,503,357
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                           68,320,884   7,933,900
    Ramayana Lestari Sentosa Tbk PT                                                 49,302,300   4,948,545
    Salim Ivomas Pratama Tbk PT                                                     50,872,200   1,942,487
    Sampoerna Agro PT                                                               12,001,241   1,793,565
    Selamat Sempurna Tbk PT                                                         42,615,900   2,822,440
    Semen Baturaja Persero Tbk PT                                                   14,273,000   2,566,286
    Semen Indonesia Persero Tbk PT                                                   8,325,500   5,630,723
*   Sentul City Tbk PT                                                              80,474,100     542,576
*   Sigmagold Inti Perkasa Tbk PT                                                    4,289,500      25,986
*   Sinar Mas Agro Resources & Technology Tbk PT                                     7,767,600   2,383,527

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- ------------
INDONESIA -- (Continued)
    Sri Rejeki Isman Tbk PT                                                        153,095,600 $  2,662,181
*   Surya Dumai Industries Tbk                                                       5,145,000           --
    Surya Semesta Internusa Tbk PT                                                  61,014,500    2,903,043
*   Suryainti Permata Tbk PT                                                        17,378,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT                                       2,432,000    2,114,968
*   Tiga Pilar Sejahtera Food Tbk                                                   32,819,422    3,870,811
    Timah Persero Tbk PT                                                            65,857,160    4,787,436
    Tiphone Mobile Indonesia Tbk PT                                                  7,827,700      515,974
    Trias Sentosa Tbk PT                                                               336,500        7,679
*   Truba Alam Manunggal Engineering PT                                            129,244,500       77,435
    Tunas Baru Lampung Tbk PT                                                       22,298,600    1,920,545
    Tunas Ridean Tbk PT                                                             35,647,400    3,604,396
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                                     7,928,500    2,608,244
*   Unggul Indah Cahaya Tbk PT                                                         319,635       59,978
    United Tractors Tbk PT                                                          21,427,200   35,067,312
*   Vale Indonesia Tbk PT                                                           38,283,300    6,795,034
*   Visi Media Asia Tbk PT                                                           7,390,800      184,956
*   XL Axiata Tbk PT                                                                 8,859,400    1,931,530
                                                                                               ------------
TOTAL INDONESIA                                                                                 493,443,632
                                                                                               ------------
ISRAEL -- (0.0%)
*   Liberty Properties, Ltd.                                                             2,467           --
                                                                                               ------------
MALAYSIA -- (3.2%)
    Affin Holdings Bhd                                                              11,454,550    6,309,607
    AirAsia Bhd                                                                     16,927,400    9,744,217
*   Alam Maritim Resources Bhd                                                       3,203,900      191,582
    Alliance Financial Group Bhd                                                    15,784,300   13,402,105
    Allianz Malaysia Bhd                                                                28,800       70,267
    AMMB Holdings Bhd                                                               24,884,862   25,730,571
    Ann Joo Resources Bhd                                                            1,526,000      823,425
    APM Automotive Holdings Bhd                                                        721,300      555,067
    Batu Kawan Bhd                                                                   2,090,450    8,919,220
    Benalec Holdings Bhd                                                             7,707,600      791,470
    Berjaya Assets Bhd                                                                 355,600       69,223
#   Berjaya Corp. Bhd                                                               37,649,878    3,225,463
*   Berjaya Land Bhd                                                                13,220,000    1,837,343
    BIMB Holdings Bhd                                                                2,017,507    1,954,547
    Bina Darulaman Bhd                                                                 162,600       24,772
#   Boustead Holdings Bhd                                                           13,463,191    8,146,907
    Boustead Plantations Bhd                                                         1,491,900      566,291
#*  Bumi Armada Bhd                                                                 25,619,100    3,529,114
    Can-One Bhd                                                                        401,400      303,725
#   CB Industrial Product Holding Bhd                                                1,722,100      786,112
    Chin Teck Plantations Bhd                                                          309,100      557,922
    CIMB Group Holdings Bhd                                                         22,531,412   25,292,183
    Coastal Contracts Bhd                                                            3,357,500    1,084,284
    CSC Steel Holdings Bhd                                                           2,012,556      968,009
*   Datuk Keramik Holdings Bhd                                                         127,000           --
*   Daya Materials Bhd                                                              10,420,400      153,712
*   Dayang Enterprise Holdings Bhd                                                   1,446,500      349,774
#   DRB-Hicom Bhd                                                                   12,059,600    3,186,544
#   Eastern & Oriental Bhd                                                          11,515,680    4,367,231

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- -----------
MALAYSIA -- (Continued)
*   Eco World Development Group Bhd                                                   685,500 $   225,994
#   Evergreen Fibreboard Bhd                                                        5,331,389   1,132,224
    FAR East Holdings Bhd                                                             403,800     756,389
#   Felda Global Ventures Holdings Bhd                                             10,616,500   4,430,164
*   Fountain View Development Bhd                                                   2,573,200          --
    Gadang Holdings Bhd                                                               696,500     173,177
    Genting Bhd                                                                    20,343,300  37,681,335
#   Genting Malaysia Bhd                                                           31,133,200  35,408,995
    Glomac Bhd                                                                      6,371,700   1,007,144
    Goldis Bhd                                                                      3,223,995   1,717,926
    GuocoLand Malaysia Bhd                                                          2,797,700     745,070
#   HAP Seng Consolidated Bhd                                                       5,780,282  11,350,817
    Hap Seng Plantations Holdings Bhd                                               3,730,100   2,258,955
    Hiap Teck Venture Bhd                                                           1,476,900      98,378
#   Hong Leong Financial Group Bhd                                                  2,819,234   9,346,392
    Hong Leong Industries Bhd                                                         875,000   1,903,406
    Hua Yang Bhd                                                                    2,298,310     570,846
    Hume Industries Bhd                                                               164,484      97,485
    I-Bhd                                                                              84,900      11,491
#   IJM Corp. Bhd                                                                  53,153,418  39,728,697
#   Insas Bhd                                                                       6,601,200   1,193,204
    IOI Properties Group Bhd                                                        2,324,500   1,122,969
*   Iris Corp. Bhd                                                                 21,834,300     592,225
#*  Iskandar Waterfront City Bhd                                                    1,685,600     342,626
*   JAKS Resources Bhd                                                              6,026,200   1,754,491
    Jaya Tiasa Holdings Bhd                                                         6,181,033   1,912,316
    JCY International Bhd                                                           7,509,800   1,051,547
    Keck Seng Malaysia Bhd                                                          2,504,000   2,725,951
*   Kenanga Investment Bank Bhd                                                     2,020,487     212,107
    Kian JOO CAN Factory Bhd                                                        4,747,780   3,216,673
*   KIG Glass Industrial Bhd                                                          260,000          --
    Kim Loong Resources Bhd                                                           374,700     290,179
    Kimlun Corp. Bhd                                                                  845,419     403,077
#*  KNM Group Bhd                                                                  27,168,290   2,116,876
    Kretam Holdings Bhd                                                             4,128,000     503,488
#*  KSL Holdings Bhd                                                                9,401,651   2,165,237
    Kumpulan Fima Bhd                                                               2,167,500     861,471
    Kumpulan Perangsang Selangor Bhd                                                2,571,500     710,444
*   Kwantas Corp. Bhd                                                                 288,400      97,389
    Land & General Bhd                                                             14,944,600   1,112,999
*   Landmarks Bhd                                                                   2,119,208     363,759
#   LBS Bina Group Bhd                                                              3,775,700   1,535,009
#   Magnum Bhd                                                                      5,285,900   2,565,978
    Mah Sing Group Bhd                                                             13,676,862   4,597,748
    Malayan Banking Bhd                                                             2,031,123   3,769,439
    Malayan Flour Mills Bhd                                                         3,117,950     998,264
    Malaysia Airports Holdings Bhd                                                  4,595,854   6,419,829
    Malaysia Building Society Bhd                                                   4,036,800   1,002,633
*   Malaysia Marine and Heavy Engineering Holdings Bhd                              2,930,500     661,703
#*  Malaysian Bulk Carriers Bhd                                                     4,604,925     760,621
    Malaysian Pacific Industries Bhd                                                1,158,375   2,134,978
#   Malaysian Resources Corp. Bhd                                                  15,824,500   5,109,593
    Malton Bhd                                                                      4,272,900     714,790

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- -----------
MALAYSIA -- (Continued)
#   MBM Resources Bhd                                                               2,696,103 $ 1,502,750
#   Media Prima Bhd                                                                 6,367,700   1,466,532
    Mega First Corp. Bhd                                                            1,426,300     873,798
    MISC Bhd                                                                       16,155,404  26,699,107
    MK Land Holdings Bhd                                                            5,718,500     374,244
    MKH Bhd                                                                         3,075,370   2,055,116
    MMC Corp. Bhd                                                                  15,750,080   8,303,551
*   MNRB Holdings Bhd                                                               2,443,350   1,305,482
*   Mudajaya Group Bhd                                                              4,318,700     819,358
#   Muhibbah Engineering M Bhd                                                      3,993,100   2,128,576
*   Mulpha International Bhd                                                       22,576,600   1,147,250
*   Naim Holdings Bhd                                                               2,091,600     750,561
    Negri Sembilan Oil Palms Bhd                                                       62,900      61,438
    Oriental Holdings Bhd                                                           3,638,979   5,588,662
    OSK Holdings Bhd                                                                7,346,271   2,323,126
    Pacific & Orient Bhd                                                              334,330      95,881
    Panasonic Manufacturing Malaysia Bhd                                              342,780   2,432,507
    Pantech Group Holdings Bhd                                                      4,364,109     448,426
*   Paracorp Bhd                                                                      252,000          --
    Paramount Corp. Bhd                                                             1,660,525     588,125
#*  Parkson Holdings Bhd                                                            8,000,928   1,138,108
    Pie Industrial Bhd                                                                608,700     248,488
    PPB Group Bhd                                                                   7,644,566  28,090,093
    Press Metal Bhd                                                                 5,392,853   2,498,328
*   Prime Utilities Bhd                                                                39,000          --
    Protasco Bhd                                                                    3,739,250   1,006,103
#   RHB Bank Bhd                                                                   13,339,100  14,757,273
*   Rimbunan Sawit Bhd                                                              6,810,000     807,399
    Salcon Bhd                                                                        658,500      84,820
#*  Sapurakencana Petroleum Bhd                                                    28,580,000  11,103,590
#   Sarawak Oil Palms Bhd                                                             601,867     526,005
*   Scomi Energy Services Bhd                                                         352,300      17,508
*   Scomi Group Bhd                                                                23,530,600     823,489
    Selangor Dredging Bhd                                                           1,352,800     259,089
    Selangor Properties Bhd                                                            75,300      75,720
    Shangri-La Hotels Malaysia Bhd                                                    659,000     768,585
*   Shell Refining Co. Federation of Malaya Bhd                                        68,700      43,747
    SHL Consolidated Bhd                                                              331,800     213,539
    SP Setia Bhd Group                                                              5,365,912   4,121,539
    Star Publications Group Bhd                                                     1,607,100     834,546
#*  Sumatec Resources Bhd                                                           2,855,100      48,353
#   Sunway Bhd                                                                     13,014,326   8,925,357
#   Supermax Corp. Bhd                                                              6,246,700   2,944,862
    Suria Capital Holdings Bhd                                                        824,400     377,026
    Symphony Life Bhd                                                               1,292,424     194,042
    Ta Ann Holdings Bhd                                                             2,235,026   2,058,578
#   TA Enterprise Bhd                                                              21,041,700   2,330,957
    TA Global Bhd                                                                  15,532,980     947,976
*   Talam Transform Bhd                                                             3,183,850      28,684
#   Taliworks Corp. Bhd                                                               327,000     108,200
#   TAN Chong Motor Holdings Bhd                                                    4,548,900   1,742,980
*   Tanjung Offshore Bhd                                                               15,100       1,127
    TDM Bhd                                                                        13,148,400   2,316,155

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- ------------
MALAYSIA -- (Continued)
*   TH Plantations Bhd                                                                900,500 $    233,815
    Time dotCom Bhd                                                                 4,867,480    8,795,753
    Tiong NAM Logistics Holdings                                                      595,500      212,411
#   Tropicana Corp. Bhd                                                             8,154,733    1,832,927
    UEM Edgenta Bhd                                                                 1,597,900    1,167,757
#   UEM Sunrise Bhd                                                                19,972,745    4,961,785
#   UMW Holdings Bhd                                                                  982,200    1,252,661
#*  UMW Oil & Gas Corp. Bhd                                                         3,344,400      528,542
#   Unisem M Bhd                                                                    7,206,400    4,100,621
    United Malacca Bhd                                                                960,500    1,257,888
    United Plantations Bhd                                                            198,500    1,231,564
    UOA Development Bhd                                                             7,135,000    3,909,682
#   VS Industry Bhd                                                                 4,285,865    1,450,521
    Wah Seong Corp. Bhd                                                             4,796,083      888,314
#   WCT Holdings Bhd                                                               14,312,420    5,915,665
    Wing Tai Malaysia Bhd                                                           2,781,650      649,761
#   WTK Holdings Bhd                                                                5,925,650    1,338,099
#*  YNH Property Bhd                                                                6,942,625    2,369,423
    YTL Corp. Bhd                                                                  87,623,150   30,092,870
*   YTL Land & Development Bhd                                                      3,067,200      397,542
                                                                                              ------------
TOTAL MALAYSIA                                                                                 545,599,542
                                                                                              ------------
MEXICO -- (4.6%)
#   Alfa S.A.B. de C.V. Class A                                                    34,589,985   44,884,791
    Alpek S.A.B. de C.V.                                                            4,103,131    4,722,236
#*  Axtel S.A.B. de C.V.                                                           10,605,799    1,876,683
*   Bio Pappel S.A.B. de C.V.                                                         439,582      482,510
*   Cemex S.A.B. de C.V. Sponsored ADR                                             12,864,884  119,128,827
#   Coca-Cola Femsa S.A.B. de C.V. Series L                                         1,408,075    8,723,873
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                                      136,577    8,470,506
    Consorcio ARA S.A.B. de C.V. Series *                                           9,308,776    2,977,416
*   Corp Interamericana de Entretenimiento S.A.B. de C.V. Class B                   1,560,786    1,205,757
#   Corp. Actinver S.A.B. de C.V.                                                     105,133       62,011
#   Credito Real S.A.B. de C.V. SOFOM ER                                              196,538      279,442
    Dine S.A.B. de C.V.                                                             1,027,267      514,779
    El Puerto de Liverpool S.A.B. de C.V. Series 1                                      1,533       11,350
*   Empaques Ponderosa S.A. de C.V.                                                    90,000           --
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR                         1,597,813  120,203,472
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                                  696,005      724,925
#*  Grupo Aeromexico S.A.B. de C.V.                                                 1,815,822    3,382,000
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                               293,041   22,657,930
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                                 44,353    6,425,419
#   Grupo Carso S.A.B. de C.V. Series A1                                            7,388,861   29,600,089
    Grupo Cementos de Chihuahua S.A.B. de C.V.                                      2,732,703   12,449,075
#   Grupo Comercial Chedraui S.A. de C.V.                                           2,592,360    4,782,319
#   Grupo Elektra S.A.B. de C.V.                                                      268,053    3,457,753
#*  Grupo Famsa S.A.B. de C.V. Class A                                              2,831,479      945,026
    Grupo Financiero Banorte S.A.B. de C.V. Class O                                21,258,812  101,892,644
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O                                14,772,311   21,959,942
#   Grupo Financiero Interacciones SA de C.V. Class O                                 708,084    2,695,700
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B                        4,513,225    6,429,996
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR                    1,632,369   11,671,438
*   Grupo Gigante S.A.B. de C.V. Series *                                             471,076      881,001

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- ------------
MEXICO -- (Continued)
#   Grupo Herdez S.A.B. de C.V. Series *                                               805,727 $  1,431,519
    Grupo Industrial Maseca S.A.B. de C.V. Class B                                   2,749,400    3,189,296
#   Grupo Industrial Saltillo S.A.B. de C.V.                                         1,338,007    2,245,678
    Grupo KUO S.A.B. de C.V. Series B                                                2,034,528    3,219,576
    Grupo Mexico S.A.B. de C.V. Series B                                            37,058,047  111,493,124
*   Grupo Pochteca S.A.B. de C.V.                                                       67,810       29,916
*   Grupo Posadas S.A.B. de C.V.                                                       355,113      783,331
*   Grupo Qumma SA de C.V. Series B                                                      5,301           --
    Grupo Rotoplas S.A.B. de C.V.                                                       17,266       21,436
    Grupo Sanborns S.A.B. de C.V.                                                    1,261,695    1,258,458
*   Grupo Simec S.A.B. de C.V. Series B                                              1,118,852    5,161,951
*   Grupo Sports World S.A.B. de C.V.                                                  293,561      223,829
    Industrias Bachoco S.A.B. de C.V. Series B                                       1,777,377    6,897,793
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                                     40,783    1,893,555
#*  Industrias CH S.A.B. de C.V. Series B                                            2,014,328   12,750,440
    Industrias Penoles S.A.B. de C.V.                                                  227,559    5,380,294
#*  La Comer S.A.B. de C.V.                                                          5,414,652    3,842,849
    Medica Sur S.A.B. de C.V. Series B                                                   1,000        1,918
    Megacable Holdings S.A.B. de C.V.                                                  109,722      347,263
#   Mexichem S.A.B. de C.V.                                                          8,628,334   20,460,408
#*  Minera Frisco S.A.B. de C.V. Class A1                                            7,179,830    5,884,062
    OHL Mexico S.A.B. de C.V.                                                        9,638,808    9,101,020
#   Organizacion Cultiba S.A.B. de C.V.                                                170,021      163,552
*   Organizacion Soriana S.A.B. de C.V. Class B                                     14,727,540   31,074,484
    Qualitas Controladora S.A.B. de C.V.                                             1,569,014    2,361,779
*   Savia SA Class A                                                                 3,457,285           --
#   TV Azteca S.A.B. de C.V.                                                         9,523,719    1,516,232
    Vitro S.A.B. de C.V. Series A                                                    1,503,590    4,686,664
                                                                                               ------------
TOTAL MEXICO                                                                                    778,919,337
                                                                                               ------------
PHILIPPINES -- (1.1%)
    A Soriano Corp.                                                                 16,826,300    2,089,842
    ACR Mining Corp.                                                                   105,455        7,112
    Alliance Global Group, Inc.                                                     31,427,306    7,924,011
    Alsons Consolidated Resources, Inc.                                             20,894,000      629,572
*   Atlas Consolidated Mining & Development Corp.                                    5,351,500      571,920
    Bank of the Philippine Islands                                                     234,470      422,289
    BDO Unibank, Inc.                                                               14,423,479   32,683,685
    Cebu Air, Inc.                                                                   2,224,760    4,245,712
    Cebu Holdings, Inc.                                                                676,250       68,847
    Century Properties Group, Inc.                                                  28,217,400      306,158
    China Banking Corp.                                                                466,371      360,748
    Cosco Capital, Inc.                                                             11,147,600    2,056,959
    East West Banking Corp.                                                            124,500       49,890
    EEI Corp.                                                                        1,150,300      179,410
*   Empire East Land Holdings, Inc.                                                 24,178,000      354,835
    Energy Development Corp.                                                         1,572,800      172,579
*   Export & Industry Bank, Inc. Class A                                                14,950           --
    Filinvest Development Corp.                                                        142,800       22,989
    Filinvest Land, Inc.                                                           203,955,031    6,641,409
    First Philippine Holdings Corp.                                                  4,600,950    6,564,838
*   Fwbc Holdings, Inc.                                                              5,471,786           --
    GT Capital Holdings, Inc.                                                            1,980       51,920

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- ------------
PHILIPPINES -- (Continued)
    Integrated Micro-Electronics, Inc.                                                 248,900 $     30,614
    JG Summit Holdings, Inc.                                                         9,112,430   13,606,361
    Lopez Holdings Corp.                                                            34,749,200    5,530,060
    LT Group, Inc.                                                                  15,007,600    3,950,879
*   Megawide Construction Corp.                                                        715,300      215,024
    Megaworld Corp.                                                                163,207,400   12,047,677
    Metropolitan Bank & Trust Co.                                                    7,707,800   12,626,552
*   Mondragon International Philippines, Inc.                                        2,464,000           --
    Nickel Asia Corp.                                                                  627,500       85,749
    Pepsi-Cola Products Philippines, Inc.                                              709,000       46,614
    Petron Corp.                                                                    16,657,100    3,109,771
    Philex Mining Corp.                                                                138,800       25,773
    Philippine National Bank                                                         4,899,113    5,366,784
*   Philippine National Construction Corp.                                             398,900        7,366
    Philippine Savings Bank                                                          1,217,593    2,208,483
*   Philippine Townships, Inc.                                                         226,200           --
*   Philtown Properties, Inc.                                                            6,701           --
    Phinma Corp.                                                                       805,398      185,768
    Phinma Energy Corp.                                                             26,285,000    1,193,870
    Phoenix Petroleum Philippines, Inc.                                                507,600       66,517
    RFM Corp.                                                                          976,000       96,893
    Rizal Commercial Banking Corp.                                                   4,714,948    3,427,505
    Robinsons Land Corp.                                                            29,850,750   15,070,052
    Robinsons Retail Holdings, Inc.                                                    308,660      490,123
    San Miguel Corp.                                                                 6,787,656   13,368,941
    San Miguel Pure Foods Co., Inc.                                                     63,140      323,528
    Security Bank Corp.                                                              1,828,544    7,838,971
    STI Education Systems Holdings, Inc.                                             3,879,000       82,670
*   Top Frontier Investment Holdings, Inc.                                             628,532    3,333,595
    Travellers International Hotel Group, Inc.                                       1,539,200      101,060
    Union Bank of the Philippines                                                    4,413,349    6,952,225
    Vista Land & Lifescapes, Inc.                                                   76,752,568    7,822,776
                                                                                               ------------
TOTAL PHILIPPINES                                                                               184,616,926
                                                                                               ------------
POLAND -- (1.6%)
    Agora SA                                                                           578,734    1,942,203
    Asseco Poland SA                                                                 1,325,183   19,038,337
*   Bank Millennium SA                                                               3,943,172    5,794,911
    Ciech SA                                                                           292,990    5,037,638
#*  Enea SA                                                                          2,423,548    6,135,907
    Firma Oponiarska Debica SA                                                          73,423    1,769,050
*   Getin Holding SA                                                                 2,977,249    1,049,497
#*  Getin Noble Bank SA                                                              1,077,448      444,673
    Grupa Azoty SA                                                                     166,015    2,848,105
    Grupa Kety SA                                                                       87,689    9,423,722
#*  Grupa Lotos SA                                                                   1,590,829   14,992,014
*   Impexmetal SA                                                                    4,781,591    4,755,273
*   Integer.pl SA                                                                        1,510       16,137
#*  Jastrzebska Spolka Weglowa SA                                                       34,052      569,491
    Kernel Holding SA                                                                  440,617    8,778,276
    KGHM Polska Miedz SA                                                             1,854,624   57,522,892
    LC Corp. SA                                                                      1,199,107      606,728
*   Lubelski Wegiel Bogdanka SA                                                         10,880      176,422

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- ------------
POLAND -- (Continued)
    Netia SA                                                                        4,474,891 $  5,010,635
    Orbis SA                                                                          487,188    8,914,201
*   Pelion SA                                                                          10,134      133,090
    PGE Polska Grupa Energetyczna SA                                               14,389,677   39,290,645
*   PKP Cargo SA                                                                       11,844      157,873
    Polski Koncern Naftowy Orlen SA                                                 3,145,685   63,837,723
*   Powszechna Kasa Oszczednosci Bank Polski SA                                     1,204,075    9,237,649
*   Tauron Polska Energia SA                                                       12,377,400    9,120,509
    Trakcja SA                                                                        669,835    2,691,105
*   Vistula Group SA                                                                   54,605       44,440
                                                                                              ------------
TOTAL POLAND                                                                                   279,339,146
                                                                                              ------------
RUSSIA -- (2.3%)
*   AFI Development P.L.C. GDR                                                         31,827        4,363
    Gazprom PJSC Sponsored ADR                                                     54,212,022  268,982,651
    Lukoil PJSC Sponsored ADR(BYZDW2900)                                            1,526,223   86,009,917
    Lukoil PJSC Sponsored ADR(69343P105)                                              251,982   14,162,648
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                                    1,318,341   11,080,178
    RusHydro PJSC ADR                                                               8,628,608   14,658,719
                                                                                              ------------
TOTAL RUSSIA                                                                                   394,898,476
                                                                                              ------------
SOUTH AFRICA -- (7.2%)
    Adcorp Holdings, Ltd.                                                             928,945      996,985
    Aeci, Ltd.                                                                      1,372,253   10,486,746
*   African Bank Investments, Ltd.                                                  9,264,952        3,474
    African Oxygen, Ltd.                                                               45,466       64,640
    African Rainbow Minerals, Ltd.                                                  1,736,757   15,554,579
    Alexander Forbes Group Holdings, Ltd.                                             315,889      166,692
*   Anglo American Platinum, Ltd.                                                      98,018    2,566,132
*   AngloGold Ashanti, Ltd. Sponsored ADR                                           1,593,046   20,247,615
*   ArcelorMittal South Africa, Ltd.                                                2,390,579    2,329,596
*   Aveng, Ltd.                                                                     7,518,551    4,072,244
    Barclays Africa Group, Ltd.                                                     5,579,767   65,715,261
    Barloworld, Ltd.                                                                4,842,776   39,817,619
    Blue Label Telecoms, Ltd.                                                       3,051,154    4,155,990
#*  Brait SE                                                                        2,391,574   14,073,765
    Caxton and CTP Publishers and Printers, Ltd.                                    3,089,885    3,058,674
    Clover Industries, Ltd.                                                         1,327,969    1,720,871
*   Consolidated Infrastructure Group, Ltd.                                           587,537    1,001,448
    DataTec, Ltd.                                                                   3,584,698   13,860,139
    Distell Group, Ltd.                                                                18,555      206,727
#   DRDGOLD, Ltd.                                                                   5,320,916    2,996,584
#*  enX Group, Ltd.                                                                   442,163      592,673
*   Evraz Highveld Steel and Vanadium, Ltd.                                           120,337          226
#*  eXtract Group, Ltd.                                                             3,123,339       69,536
#   Exxaro Resources, Ltd.                                                          1,848,204   14,636,506
    Gold Fields, Ltd.                                                               2,664,475    9,213,620
    Gold Fields, Ltd. Sponsored ADR                                                12,391,918   43,495,632
    Grindrod, Ltd.                                                                  7,724,928    8,106,959
    Group Five, Ltd.                                                                1,678,632    3,002,759
    Harmony Gold Mining Co., Ltd.                                                   1,605,176    4,044,738
    Harmony Gold Mining Co., Ltd. Sponsored ADR                                       491,788    1,254,059

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ---------- --------------
SOUTH AFRICA -- (Continued)
    Hudaco Industries, Ltd.                                                           136,179 $    1,149,658
*   Hulamin, Ltd.                                                                   1,790,383        927,959
*   Impala Platinum Holdings, Ltd.                                                  6,689,573     26,659,367
    Imperial Holdings, Ltd.                                                         1,829,774     22,717,907
    Investec, Ltd.                                                                  3,871,910     27,367,445
*   JCI, Ltd.                                                                      10,677,339             --
    KAP Industrial Holdings, Ltd.                                                     865,789        501,273
*   Kumba Iron Ore, Ltd.                                                               25,404        391,818
#   Lewis Group, Ltd.                                                               1,852,654      5,644,022
    Liberty Holdings, Ltd.                                                          1,700,773     13,930,330
    Merafe Resources, Ltd.                                                         22,496,374      3,254,213
    Metair Investments, Ltd.                                                        1,332,108      2,191,960
    MMI Holdings, Ltd.                                                             17,679,587     32,525,492
    Mpact, Ltd.                                                                     2,511,356      5,508,730
    MTN Group, Ltd.                                                                11,693,254    109,037,799
    Murray & Roberts Holdings, Ltd.                                                 6,256,826      5,163,519
#*  Nampak, Ltd.                                                                    1,713,643      2,390,160
    Nedbank Group, Ltd.                                                             3,173,298     54,736,293
*   Northam Platinum, Ltd.                                                            740,698      2,819,361
    Omnia Holdings, Ltd.                                                              532,782      7,207,825
    Peregrine Holdings, Ltd.                                                        1,197,316      2,641,319
    Pinnacle Holdings, Ltd.                                                           902,939      1,244,946
    Raubex Group, Ltd.                                                              2,012,645      3,408,877
    RCL Foods, Ltd.                                                                    90,842         89,543
    Reunert, Ltd.                                                                     549,338      2,797,651
*   Royal Bafokeng Platinum, Ltd.                                                     460,976      1,307,129
    Sanlam, Ltd.                                                                    1,931,157      9,329,144
    Sappi, Ltd.                                                                     7,948,656     51,108,341
    Sappi, Ltd. Sponsored ADR                                                         209,386      1,329,622
    Sasol, Ltd.                                                                     4,128,004    123,146,481
    Sasol, Ltd. Sponsored ADR                                                       1,728,225     51,604,798
    Sibanye Gold, Ltd. Sponsored ADR                                                1,376,840     12,474,170
    Standard Bank Group, Ltd.                                                      16,569,484    177,188,901
*   Stefanutti Stocks Holdings, Ltd.                                                  526,548        176,065
    Steinhoff International Holdings NV                                            24,951,223    120,311,677
*   Super Group, Ltd.                                                               4,217,794     11,456,958
    Telkom SA SOC, Ltd.                                                             5,017,373     27,496,606
    Tongaat Hulett, Ltd.                                                            1,277,076     12,704,610
    Trencor, Ltd.                                                                   1,507,605      4,194,572
    Wilson Bayly Holmes-Ovcon, Ltd.                                                   460,901      5,007,473
    Zeder Investments, Ltd.                                                                 1              1
                                                                                              --------------
TOTAL SOUTH AFRICA                                                                             1,230,656,504
                                                                                              --------------
SOUTH KOREA -- (15.1%)
#   Ace Technologies Corp.                                                             96,925        267,679
#*  AJ Rent A Car Co., Ltd.                                                           125,038        955,986
#*  Amotech Co., Ltd.                                                                  24,043        487,383
#   Asia Cement Co., Ltd.                                                              13,305        839,747
#   ASIA Holdings Co., Ltd.                                                            27,396      2,305,515
#*  Asia Paper Manufacturing Co., Ltd.                                                 59,787      1,030,149
*   Asiana Airlines, Inc.                                                             323,128      1,163,190
#*  AUK Corp.                                                                         396,786        753,647
#   Austem Co., Ltd.                                                                  201,527        696,284

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                    SHARES     VALUE++
                                                                                   --------- -----------
SOUTH KOREA -- (Continued)
#   Avaco Co., Ltd.                                                                   64,150 $   412,048
#*  BH Co., Ltd.                                                                      19,986     311,494
    BNK Financial Group, Inc.                                                      2,892,220  21,227,149
    Bookook Securities Co., Ltd.                                                      28,655     466,391
    BYC Co., Ltd.                                                                        752     244,541
#*  Capro Corp.                                                                       79,730     566,381
*   Chemtronics Co., Ltd.                                                              2,758      18,422
#*  China Great Star International, Ltd.                                             655,138     756,215
    Chinyang Holdings Corp.                                                           72,340     195,439
#   Chokwang Paint, Ltd.                                                              34,448     292,798
#   Chongkundang Holdings Corp.                                                        2,179     110,901
    Chosun Refractories Co., Ltd.                                                      9,716     722,827
    CJ Hellovision Co., Ltd.                                                         144,448   1,141,894
    CJ O Shopping Co., Ltd.                                                            6,115     845,641
    CKD Bio Corp.                                                                      8,128     148,953
#*  Cosmochemical Co., Ltd.                                                          115,498     413,015
    CS Wind Corp.                                                                      3,765      53,086
#   Dae Dong Industrial Co., Ltd.                                                    150,344     893,829
#   Dae Han Flour Mills Co., Ltd.                                                     14,612   2,372,278
#   Dae Hyun Co., Ltd.                                                                40,551     122,122
    Dae Won Kang Up Co., Ltd.                                                        245,096     910,848
#*  Dae Young Packaging Co., Ltd.                                                  1,305,002   1,109,421
#*  Dae-Il Corp.                                                                      71,782     530,544
#*  Daechang Co., Ltd.                                                               526,706     452,341
    Daeduck Electronics Co.                                                          266,178   1,899,237
#   Daeduck GDS Co., Ltd.                                                            300,804   3,467,863
#   Daegu Department Store                                                            71,060     823,940
#   Daehan Steel Co., Ltd.                                                           190,597   1,521,995
#   Daekyo Co., Ltd.                                                                 184,455   1,282,449
#   Daelim Industrial Co., Ltd.                                                      290,941  21,071,788
#   Daesang Holdings Co., Ltd.                                                       143,874   1,242,999
#   Daesung Holdings Co., Ltd.                                                        42,463     339,558
    Daewon San Up Co., Ltd.                                                           13,453     109,224
#*  Daewoo Engineering & Construction Co., Ltd.                                      964,334   4,307,177
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.                               491,004   1,419,648
*   Dahaam E-Tec Co., Ltd.                                                             3,535      10,266
#   Daishin Securities Co., Ltd.                                                     609,275   5,905,889
#   Daou Data Corp.                                                                   15,106     154,158
    Daou Technology, Inc.                                                            311,177   4,756,144
#*  Dasan Networks, Inc.                                                             134,840     737,379
    DCM Corp.                                                                          3,564      36,682
    DGB Financial Group, Inc.                                                      1,625,465  13,805,113
#   Display Tech Co., Ltd.                                                            43,544     156,301
    DK UIL Co., Ltd.                                                                  25,593     231,671
    Dong Ah Tire & Rubber Co., Ltd.                                                   98,522   2,155,429
#   Dong-Ah Geological Engineering Co., Ltd.                                          59,378     474,607
#   Dong-Il Corp.                                                                     18,581     951,555
#   Dongbang Transport Logistics Co., Ltd.                                           302,271     545,668
#*  Dongbu Co., Ltd.                                                                 469,666     316,377
*   Dongbu Securities Co., Ltd.                                                      412,339   1,268,089
#   Dongil Industries Co., Ltd.                                                       16,780   1,154,253
#*  Dongkook Industrial Co., Ltd.                                                    288,799     794,484
    Dongkuk Industries Co., Ltd.                                                     199,254     718,583

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                    SHARES     VALUE++
                                                                                   --------- -----------
SOUTH KOREA -- (Continued)
*   Dongkuk Steel Mill Co., Ltd.                                                     969,675 $10,195,544
    DONGSUNG Corp.                                                                    74,042     390,489
#   Dongwha Pharm Co., Ltd.                                                           56,231     398,149
#   Dongwon Development Co., Ltd.                                                     96,617     338,002
#   Dongwoo Co., Ltd.                                                                 14,971      56,274
#   Dongyang E&P, Inc.                                                                34,089     399,792
#   Doosan Corp.                                                                     109,063   9,863,909
#*  Doosan Engine Co., Ltd.                                                          112,890     315,090
    Doosan Heavy Industries & Construction Co., Ltd.                                 502,984  11,916,073
#*  Doosan Infracore Co., Ltd.                                                     1,948,868  14,475,008
#   DRB Holding Co., Ltd.                                                            123,762   1,192,020
#   DY Corp.                                                                         254,662   1,606,566
    e-LITECOM Co., Ltd.                                                               87,616     699,226
    E-MART, Inc.                                                                     206,528  36,155,159
#   Eagon Industrial, Ltd.                                                            58,634     546,822
#   Easy Bio, Inc.                                                                    84,313     428,358
#   Elentec Co., Ltd.                                                                108,025     534,348
#   Eugene Corp.                                                                     666,799   2,706,741
#*  Eugene Investment & Securities Co., Ltd.                                       1,101,074   2,569,239
    Eusu Holdings Co., Ltd.                                                           55,232     315,685
#   EVERDIGM Corp.                                                                    23,542     225,673
#*  FarmStory Co., Ltd.                                                              173,788     211,583
#   Fine Technix Co., Ltd.                                                           187,057     485,905
    Fursys, Inc.                                                                      28,479     791,327
#   Gaon Cable Co., Ltd.                                                              25,249     495,884
#*  Global Display Co., Ltd.                                                          32,534     122,909
#   GOLFZONYUWONHOLDINGS Co., Ltd.                                                    82,736     493,268
#*  GS Engineering & Construction Corp.                                              498,408  11,878,778
#*  GS Global Corp.                                                                  487,468   1,456,546
    GS Holdings Corp.                                                                667,396  29,387,242
#   Gwangju Shinsegae Co., Ltd.                                                        5,985   1,247,987
#*  Halla Corp.                                                                       79,253     285,573
    Halla Holdings Corp.                                                              86,205   4,499,733
    Han Kuk Carbon Co., Ltd.                                                         133,547     739,210
    Hana Financial Group, Inc.                                                     3,032,933  89,928,806
#   Hana Micron, Inc.                                                                108,180     564,326
#   Handsome Co., Ltd.                                                                86,690   2,321,119
#   Hanil Cement Co., Ltd.                                                            56,106   3,609,073
#*  Hanjin Heavy Industries & Construction Co., Ltd.                                 571,915   1,477,259
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.                        186,144     721,817
#   Hanjin Kal Corp.                                                                 345,982   4,547,624
#   Hanjin Transportation Co., Ltd.                                                  131,754   3,228,996
#   Hankuk Glass Industries, Inc.                                                     17,640     408,288
#   Hankuk Paper Manufacturing Co., Ltd.                                              35,264     961,191
    HanmiGlobal Co., Ltd.                                                             13,645     113,915
#*  Hanshin Construction                                                              21,509     269,230
#*  Hansol Holdings Co., Ltd.                                                        546,256   2,898,274
#*  Hansol HomeDeco Co., Ltd.                                                        714,686     990,319
#   Hansol Paper Co., Ltd.                                                           144,158   2,538,284
    Hanwha Chemical Corp.                                                          1,478,992  33,223,530
    Hanwha Corp.                                                                     740,315  22,465,643
#   Hanwha Galleria Timeworld Co., Ltd.                                                2,375      69,136
    Hanwha General Insurance Co., Ltd.                                               227,089   1,354,025

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                    SHARES     VALUE++
                                                                                   --------- ------------
SOUTH KOREA -- (Continued)
#*  Hanwha Investment & Securities Co., Ltd.                                         915,980 $  1,862,770
    Hanwha Life Insurance Co., Ltd.                                                2,811,819   15,597,037
#   Hanyang Securities Co., Ltd.                                                      92,428      579,632
    Harim Holdings Co., Ltd.                                                          92,442      317,075
#   Heung-A Shipping Co., Ltd.                                                     1,840,719    2,634,322
#   Hitejinro Holdings Co., Ltd.                                                     120,661    1,139,949
#   HMC Investment Securities Co., Ltd.                                              251,228    2,162,046
#   HS R&A Co., Ltd.                                                                  39,358    1,114,620
    Humax Co., Ltd.                                                                  208,920    2,202,866
#   Huvis Corp.                                                                       86,326      599,413
#   Hwa Shin Co., Ltd.                                                               203,953    1,199,026
#   Hwacheon Machine Tool Co., Ltd.                                                   14,227      635,936
#   Hwangkum Steel & Technology Co., Ltd.                                             12,703       95,497
    HwaSung Industrial Co., Ltd.                                                      66,400      737,420
#   Hy-Lok Corp.                                                                      19,052      324,100
#*  Hyundai BNG Steel Co., Ltd.                                                      152,253    1,736,056
    Hyundai Corp.                                                                     53,251      998,444
    Hyundai Department Store Co., Ltd.                                               169,983   14,062,049
    Hyundai Engineering & Construction Co., Ltd.                                     660,913   23,658,041
#   Hyundai Greenfood Co., Ltd.                                                       79,567    1,130,644
#*  Hyundai Heavy Industries Co., Ltd.                                               420,040   47,901,872
    Hyundai Home Shopping Network Corp.                                               21,151    1,977,121
    Hyundai Hy Communications & Networks Co., Ltd.                                   312,143    1,051,395
    Hyundai Marine & Fire Insurance Co., Ltd.                                         47,249    1,224,566
#*  Hyundai Mipo Dockyard Co., Ltd.                                                  107,076    5,300,582
    Hyundai Mobis Co., Ltd.                                                          352,688   73,371,828
    Hyundai Motor Co.                                                              1,674,930  201,641,848
*   Hyundai Rotem Co., Ltd.                                                            6,913      112,667
    Hyundai Steel Co.                                                              1,164,177   58,381,389
#   Hyundai Wia Corp.                                                                194,039   10,799,942
    Ilji Technology Co., Ltd.                                                         16,833       95,720
#*  Iljin Display Co., Ltd.                                                           54,206      309,101
#   Iljin Electric Co., Ltd.                                                         239,091      950,466
#   Ilshin Spinning Co., Ltd.                                                         16,997    1,744,225
#   Ilsung Pharmaceuticals Co., Ltd.                                                   9,407    1,000,270
    iMarketKorea, Inc.                                                                48,922      439,450
    Industrial Bank of Korea                                                       2,341,087   25,572,525
*   InnoWireless, Inc.                                                                 1,805       16,463
*   Interflex Co., Ltd.                                                               47,902    1,041,473
#   Intergis Co., Ltd.                                                                49,180      146,016
    Interpark Holdings Corp.                                                         297,065    1,209,134
    INTOPS Co., Ltd.                                                                 179,814    1,530,643
    Inzi Controls Co., Ltd.                                                           89,540      382,855
#   INZI Display Co., Ltd.                                                           244,705      472,176
#   ISU Chemical Co., Ltd.                                                           102,929    1,400,507
#   IsuPetasys Co., Ltd.                                                             248,937    1,081,077
#   Jahwa Electronics Co., Ltd.                                                       82,806    1,371,311
#   JB Financial Group Co., Ltd.                                                     919,475    4,433,051
#   Kangnam Jevisco Co., Ltd.                                                         35,061    1,093,033
#   KB Capital Co., Ltd.                                                             106,850    2,235,832
    KB Financial Group, Inc.                                                       1,274,330   51,566,193
*   KB Financial Group, Inc. ADR                                                   2,972,110  120,667,666
    KB Insurance Co., Ltd.                                                           423,055    8,965,412

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                    SHARES     VALUE++
                                                                                   --------- -----------
SOUTH KOREA -- (Continued)
    KC Green Holdings Co., Ltd.                                                        3,401 $    22,184
    KCC Corp.                                                                         54,579  16,317,103
#*  KEC Corp.                                                                        432,094     361,446
#   Keyang Electric Machinery Co., Ltd.                                              183,876     806,591
#   KG Chemical Corp.                                                                 67,121     812,400
#   KG Eco Technology Service Co., Ltd.                                              242,935     719,855
#   KH Vatec Co., Ltd.                                                               153,792   1,728,372
#   Kia Motors Corp.                                                               3,009,177  94,315,682
#   KISCO Corp.                                                                       55,511   1,709,107
#   KISCO Holdings Co., Ltd.                                                          11,776     608,057
#   Kishin Corp.                                                                     107,298     431,558
    KISWIRE, Ltd.                                                                     89,965   3,116,856
#*  KleanNara Co., Ltd.                                                               56,308     283,115
*   KMH Co., Ltd.                                                                     22,614     153,129
    Kolon Corp.                                                                       22,545   1,079,580
    Kolon Global Corp.                                                                 8,693      98,492
#   Kolon Industries, Inc.                                                           237,409  15,173,057
    Komelon Corp.                                                                     25,121     246,499
#   Kook Soon Dang Brewery Co., Ltd.                                                 112,565     682,892
#   Korea Alcohol Industrial Co., Ltd.                                                37,314     256,111
#   Korea Circuit Co., Ltd.                                                          151,297   1,776,027
    Korea Electric Terminal Co., Ltd.                                                  6,821     422,812
    Korea Export Packaging Industrial Co., Ltd.                                        5,290      85,214
#*  Korea Flange Co., Ltd.                                                            67,906     773,443
    Korea Investment Holdings Co., Ltd.                                              431,652  17,312,249
#*  Korea Line Corp.                                                                  73,751   1,158,523
*   Korean Air Lines Co., Ltd.                                                       158,160   3,594,898
#   Korean Reinsurance Co.                                                           861,721   8,052,521
#   Kortek Corp.                                                                     106,667   1,304,475
#   KPX Chemical Co., Ltd.                                                            15,262     827,184
    KSS LINE, Ltd.                                                                    65,796     495,494
#*  KTB Investment & Securities Co., Ltd.                                            603,902   1,649,454
    KTCS Corp.                                                                       152,180     335,707
    Ktis Corp.                                                                         4,595      13,857
#   Kukdo Chemical Co., Ltd.                                                          55,857   2,511,193
    Kukdong Oil & Chemicals Co., Ltd.                                                  5,622      15,813
#*  Kumho Electric Co., Ltd.                                                          44,161     396,491
    Kumkang Kind Co., Ltd.                                                             6,030     196,071
#   Kwangju Bank                                                                     158,990   1,447,418
#*  Kyeryong Construction Industrial Co., Ltd.                                        38,242     434,772
#   Kyobo Securities Co., Ltd.                                                       226,001   1,588,900
#   Kyung-In Synthetic Corp.                                                          27,261     115,365
#   Kyungbang, Ltd.                                                                  125,420   1,549,039
#   Kyungchang Industrial Co., Ltd.                                                   28,508     120,257
#   LEADCORP, Inc. (The)                                                              95,855     547,427
    LF Corp.                                                                         215,848   3,979,009
    LG Corp.                                                                         971,034  49,543,834
    LG Display Co., Ltd.                                                           1,493,377  39,397,797
*   LG Display Co., Ltd. ADR                                                       4,048,932  54,579,603
#   LG Electronics, Inc.                                                           1,692,217  80,871,004
    LG Hausys, Ltd.                                                                   39,068   3,280,523
    LG International Corp.                                                           233,369   6,493,830
    LG Uplus Corp.                                                                 2,100,307  20,630,083

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                    SHARES     VALUE++
                                                                                   --------- ------------
SOUTH KOREA -- (Continued)
#   LMS Co., Ltd.                                                                     14,112 $    107,351
#   Lotte Chilsung Beverage Co., Ltd.                                                  6,758    8,435,338
#   Lotte Confectionery Co., Ltd.                                                     16,259    2,857,765
#   LOTTE Fine Chemical Co., Ltd.                                                     77,650    2,050,806
    Lotte Food Co., Ltd.                                                               1,711      926,424
    LOTTE Himart Co., Ltd.                                                           113,425    4,096,587
#*  Lotte Non-Life Insurance Co., Ltd.                                               317,465      661,022
#   Lotte Shopping Co., Ltd.                                                         123,317   23,995,595
    LS Corp.                                                                         162,978    8,809,938
#*  Lumens Co., Ltd.                                                                 266,090      887,119
    MegaStudy Co., Ltd.                                                                6,769      201,414
    MegaStudyEdu Co., Ltd.                                                             2,475      102,940
    Meritz Financial Group, Inc.                                                      57,536      542,785
    Meritz Fire & Marine Insurance Co., Ltd.                                          13,535      175,349
#   Meritz Securities Co., Ltd.                                                    1,053,135    3,275,036
    Mi Chang Oil Industrial Co., Ltd.                                                  5,424      434,198
    Mirae Asset Daewoo Co., Ltd.                                                   3,741,555   28,387,550
    Mirae Asset Life Insurance Co., Ltd.                                             129,367      659,007
#   MK Electron Co., Ltd.                                                            200,907    1,787,012
#*  MNTech Co., Ltd.                                                                  90,418      502,654
    Mobase Co., Ltd.                                                                  20,711      185,499
#   Moorim P&P Co., Ltd.                                                             398,301    1,352,745
#*  Moorim Paper Co., Ltd.                                                           210,130      488,390
#   Motonic Corp.                                                                     77,783      610,879
    Namyang Dairy Products Co., Ltd.                                                   3,223    2,030,338
#*  Neowiz Games Corp.                                                                44,731      411,871
#   NEOWIZ HOLDINGS Corp.                                                             76,012    1,053,571
#   Nexen Corp.                                                                      193,661    1,338,769
#   NH Investment & Securities Co., Ltd.                                           1,503,046   14,795,181
#*  NHN Entertainment Corp.                                                           28,547    1,301,939
#   Nong Shim Holdings Co., Ltd.                                                      21,912    2,054,396
    NongShim Co., Ltd.                                                                 8,280    2,267,786
    NOROO Paint & Coatings Co., Ltd.                                                  58,015      401,474
#   NPC                                                                              116,690      650,831
#*  OCI Co., Ltd.                                                                    160,913   11,901,463
    Opto Device Technology Co., Ltd.                                                  26,621      204,751
*   Paik Kwang Industrial Co., Ltd.                                                   23,328       43,217
#*  Pan Ocean Co., Ltd.                                                            1,066,999    3,532,413
    Pang Rim Co., Ltd.                                                                 3,201       60,948
#*  PaperCorea, Inc.                                                                 340,867      168,827
    Poongsan Corp.                                                                   350,209   13,122,332
#   Poongsan Holdings Corp.                                                           57,917    2,404,923
#   POSCO                                                                            516,089  120,622,944
    POSCO Sponsored ADR                                                            1,422,138   82,313,347
    POSCO Coated & Color Steel Co., Ltd.                                              11,852      293,455
    Posco Daewoo Corp.                                                               174,399    3,826,761
#*  Power Logics Co., Ltd.                                                           285,879    1,088,690
#   Pyeong Hwa Automotive Co., Ltd.                                                  112,027    1,300,661
#   RFTech Co., Ltd.                                                                 107,861      564,275
    S&T Dynamics Co., Ltd.                                                           357,455    2,764,716
#   S&T Holdings Co., Ltd.                                                           108,502    1,573,530
#   S&T Motiv Co., Ltd.                                                               36,666    1,436,533
    S-Energy Co., Ltd.                                                                28,801      200,605

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                    SHARES     VALUE++
                                                                                   --------- ------------
SOUTH KOREA -- (Continued)
#*  Sajo Industries Co., Ltd.                                                         21,897 $  1,236,798
    Sam Young Electronics Co., Ltd.                                                  167,169    1,689,689
#   Sambo Motors Co., Ltd.                                                            12,259       60,817
    Samho Development Co., Ltd.                                                        4,638       13,630
#   SAMHWA Paints Industrial Co., Ltd.                                                43,231      316,293
#   Samick Musical Instruments Co., Ltd.                                             253,846      520,601
#*  Samji Electronics Co., Ltd.                                                       10,273       72,951
#   Samjin LND Co., Ltd.                                                              92,054      228,629
    Samkee Automotive Co., Ltd.                                                       14,490       37,857
    Sammok S-Form Co., Ltd.                                                           31,379      380,551
    Samsung Card Co., Ltd.                                                           157,482    5,322,905
#   Samsung Electro-Mechanics Co., Ltd.                                              631,083   30,820,411
#*  Samsung Heavy Industries Co., Ltd.                                             2,281,752   20,436,435
    Samsung Life Insurance Co., Ltd.                                                 456,074   43,577,555
#   Samsung SDI Co., Ltd.                                                            413,857   41,127,789
#   Samsung Securities Co., Ltd.                                                     379,206   10,587,912
    Samyang Corp.                                                                     13,803    1,138,851
    Samyang Holdings Corp.                                                            40,400    3,565,857
    Samyang Tongsang Co., Ltd.                                                        16,779      736,394
#*  Samyoung Chemical Co., Ltd.                                                      258,455      360,915
#   SAVEZONE I&C Corp.                                                                85,063      372,677
#   SBS Media Holdings Co., Ltd.                                                     448,799    1,021,789
#   Seah Besteel Corp.                                                               210,250    4,505,086
#   SeAH Holdings Corp.                                                               12,963    1,439,917
#   SeAH Steel Corp.                                                                  47,195    4,395,480
#   Sebang Co., Ltd.                                                                 142,867    1,813,737
    Sebang Global Battery Co., Ltd.                                                   75,391    2,247,471
#   Sejong Industrial Co., Ltd.                                                      164,066    1,409,180
#   Sejoong Co., Ltd.                                                                 23,733       84,108
#*  Seohee Construction Co., Ltd.                                                  1,238,365    1,404,923
    Seoyon Co., Ltd.                                                                  79,943      759,134
    Sewon Precision Industry Co., Ltd.                                                 3,019       46,233
#*  SFA Semicon Co, Ltd.                                                              56,493      127,828
#*  SG Corp.                                                                          59,208       61,317
#*  SG&G Corp.                                                                        96,675      303,292
    Shinhan Financial Group Co., Ltd.                                              3,471,025  137,182,773
*   Shinhan Financial Group Co., Ltd. ADR                                          1,512,950   59,822,042
#   Shinsegae Information & Communication Co., Ltd.                                   13,644      824,322
#   Shinsegae, Inc.                                                                  107,142   16,224,250
#*  Shinsung Tongsang Co., Ltd.                                                      870,965      928,109
*   Shinwha Intertek Corp.                                                            15,028       54,220
#*  Shinwon Corp.                                                                     82,700      117,329
#   Shinyoung Securities Co., Ltd.                                                    38,595    1,742,407
#*  Signetics Corp.                                                                  784,046    1,029,483
#   Silla Co., Ltd.                                                                   64,953      890,908
#*  SIMMTECH HOLDINGS Co., Ltd.                                                        3,959       10,976
    SIMPAC, Inc.                                                                      43,268      170,443
#   Sindoh Co., Ltd.                                                                  51,243    2,283,113
    SJM Co., Ltd.                                                                     11,075       57,963
#   SK Chemicals Co., Ltd.                                                           148,155    7,575,037
    SK Gas, Ltd.                                                                      57,310    5,325,190
    SK Holdings Co., Ltd.                                                             58,284   10,859,716
    SK Innovation Co., Ltd.                                                          850,028  115,153,194

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                    SHARES     VALUE++
                                                                                   --------- -----------
SOUTH KOREA -- (Continued)
    SK Networks Co., Ltd.                                                          1,515,644 $ 8,632,822
#*  SK Securities Co., Ltd.                                                        2,856,758   2,744,734
#   SKC Co., Ltd.                                                                    263,544   7,049,809
    SL Corp.                                                                         217,240   4,361,766
*   Ssangyong Cement Industrial Co., Ltd.                                            310,651   3,798,692
#   Sun Kwang Co., Ltd.                                                               22,535     353,261
#   Sunchang Corp.                                                                    42,327     377,465
#   Sung Kwang Bend Co., Ltd.                                                        117,826   1,095,609
#   Sungchang Enterprise Holdings, Ltd.                                              326,002     868,517
#*  Sungshin Cement Co., Ltd.                                                        252,938   1,496,271
#   Sungwoo Hitech Co., Ltd.                                                         510,792   3,259,713
#   Tae Kyung Industrial Co., Ltd.                                                   120,772     486,612
    Taekwang Industrial Co., Ltd.                                                      5,092   4,358,920
#*  Taewoong Co., Ltd.                                                                92,448   1,771,584
#*  Taeyoung Engineering & Construction Co., Ltd.                                    608,502   2,745,385
#*  TBH Global Co., Ltd.                                                             129,444   1,025,224
#*  TK Chemical Corp.                                                                680,334   1,114,605
    TK Corp.                                                                          66,058     548,734
*   Tong Kook Corp.                                                                      607          --
#   Tong Yang Moolsan Co., Ltd.                                                      435,710   1,350,981
#*  Tongyang Cement & Energy Corp.                                                    58,695     156,479
    Tongyang Life Insurance Co., Ltd.                                                446,880   4,071,308
#   Top Engineering Co., Ltd.                                                        104,589     626,140
#   Tovis Co., Ltd.                                                                   98,652     692,325
#   TS Corp.                                                                          74,861   1,478,879
#   Ubiquoss, Inc.                                                                    97,259     982,263
    Uju Electronics Co., Ltd.                                                         51,754     786,601
#   Unid Co., Ltd.                                                                    69,194   2,653,566
#   Uniquest Corp.                                                                    20,797     118,212
    Visang Education, Inc.                                                            14,685     210,077
#   WillBes & Co. (The)                                                              760,995   2,224,550
#   Wiscom Co., Ltd.                                                                  32,980     118,979
#*  Woongjin Co., Ltd.                                                               243,455     520,629
*   Wooree ETI Co., Ltd.                                                              39,563      59,479
    Woori Bank                                                                     2,388,988  26,968,819
*   Woori Bank Sponsored ADR                                                           7,135     243,803
#   WooSung Feed Co., Ltd.                                                           226,244     644,119
    Y G-1 Co., Ltd.                                                                   42,021     334,663
    YESCO Co., Ltd.                                                                   31,988   1,001,901
#   Yoosung Enterprise Co., Ltd.                                                     185,063     692,448
#   YooSung T&S Co., Ltd.                                                            160,223     863,255
    Youlchon Chemical Co., Ltd.                                                      143,089   1,674,910
#   Young Poong Corp.                                                                  3,849   3,627,493
*   Young Poong Mining & Construction Corp.                                           18,030          --
    Young Poong Precision Corp.                                                      126,084     974,574
#   Youngone Corp.                                                                    21,524     494,198
    Youngone Holdings Co., Ltd.                                                        6,074     299,842
#*  Yuanta Securities Korea Co., Ltd.                                                476,080   1,386,326
    YuHwa Securities Co., Ltd.                                                        28,274     364,358
#   Zeus Co., Ltd.                                                                    46,785     736,365

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ---------- --------------
SOUTH KOREA -- (Continued)
*   Zinus, Inc.                                                                         1,866 $      374,934
                                                                                              --------------
TOTAL SOUTH KOREA                                                                              2,590,851,412
                                                                                              --------------
TAIWAN -- (15.5%)
#   Ability Enterprise Co., Ltd.                                                    2,551,330      1,381,401
    AcBel Polytech, Inc.                                                              266,000        200,736
#   Acer, Inc.                                                                     34,593,109     15,974,497
#   ACES Electronic Co., Ltd.                                                       1,289,000      1,027,279
#   Achem Technology Corp.                                                          3,395,318      1,248,933
    Acter Co., Ltd.                                                                     4,000         11,943
#*  Advanced Connectek, Inc.                                                        1,938,000        547,780
    Advanced International Multitech Co., Ltd.                                        256,000        212,748
    Advanced Optoelectronic Technology, Inc.                                           47,000         34,028
#*  AGV Products Corp.                                                              6,395,211      1,504,397
#   AimCore Technology Co., Ltd.                                                      785,797        584,438
#   Alcor Micro Corp.                                                                 522,000        308,228
#   Allis Electric Co., Ltd.                                                        1,250,000        396,509
#   Alpha Networks, Inc.                                                            4,590,313      2,919,458
#   Altek Corp.                                                                     3,767,365      2,931,761
#   Ambassador Hotel (The)                                                          1,217,000        911,018
#   AMPOC Far-East Co., Ltd.                                                        1,402,000      1,219,109
#   AmTRAN Technology Co., Ltd.                                                    10,964,956      7,885,352
    Apacer Technology, Inc.                                                           229,210        237,238
#*  APCB, Inc.                                                                      2,232,000      1,936,557
#   Apex International Co., Ltd.                                                      219,000        215,011
    Apex Science & Engineering                                                        211,536         55,028
#   Arcadyan Technology Corp.                                                       1,391,675      2,728,785
    Ardentec Corp.                                                                  5,512,058      4,109,545
*   Arima Communications Corp.                                                         86,000         14,087
    Asia Cement Corp.                                                              25,289,589     21,679,462
#*  Asia Optical Co., Inc.                                                          3,971,290      5,092,359
*   Asia Pacific Telecom Co., Ltd.                                                  1,846,000        598,571
#   Asia Plastic Recycling Holding, Ltd.                                              935,585        520,155
#   Asia Polymer Corp.                                                              5,163,607      3,195,062
#   Asia Vital Components Co., Ltd.                                                 4,281,984      3,385,475
    Asustek Computer, Inc.                                                          1,723,000     15,058,881
#   AU Optronics Corp.                                                             65,843,812     27,264,379
    AU Optronics Corp. Sponsored ADR                                                9,323,617     39,065,955
    Audix Corp.                                                                     1,436,332      1,622,005
#   Avermedia Technologies                                                          2,505,000        839,701
#*  Avision, Inc.                                                                   1,540,555        338,833
#   AVY Precision Technology, Inc.                                                    450,680        687,633
#   Bank of Kaohsiung Co., Ltd.                                                     6,299,617      1,862,288
#   BenQ Materials Corp.                                                              892,000        408,530
#   BES Engineering Corp.                                                          20,381,443      4,059,911
#*  Biostar Microtech International Corp.                                           2,398,055        670,210
#   Bright Led Electronics Corp.                                                    1,691,000        651,515
#*  C Sun Manufacturing, Ltd.                                                       2,417,837      1,479,420
#*  Cameo Communications, Inc.                                                      2,551,197        517,158
#   Capital Securities Corp.                                                       26,851,447      7,717,312
    Career Technology MFG. Co., Ltd.                                                3,167,000      1,790,840
#*  Carnival Industrial Corp.                                                       4,943,000        823,943
#   Casetek Holdings, Ltd.                                                            571,000      1,756,182

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- -----------
TAIWAN -- (Continued)
#   Cathay Chemical Works                                                              812,000 $   388,056
    Cathay Financial Holding Co., Ltd.                                              20,548,000  31,292,121
    Cathay Real Estate Development Co., Ltd.                                         9,847,694   5,867,934
    Celxpert Energy Corp.                                                              262,000     152,182
#   Central Reinsurance Co., Ltd.                                                    1,626,016     762,541
#   ChainQui Construction Development Co., Ltd.                                      1,248,173     683,450
#*  Champion Building Materials Co., Ltd.                                            6,205,828   1,398,585
#   Chang Hwa Commercial Bank, Ltd.                                                 89,712,937  49,817,806
    Chang Wah Electromaterials, Inc.                                                    46,800     192,958
    Channel Well Technology Co., Ltd.                                                  363,000     327,292
#   Charoen Pokphand Enterprise                                                      2,891,825   4,307,720
    CHC Healthcare Group                                                                26,000      35,043
#   Cheng Loong Corp.                                                               13,801,659   6,348,354
#   Cheng Uei Precision Industry Co., Ltd.                                           6,662,635   7,783,627
    Chenming Mold Industry Corp.                                                       148,000      81,195
#   Chia Chang Co., Ltd.                                                             1,615,000   1,347,791
#   Chia Hsin Cement Corp.                                                           6,869,191   2,108,787
#   Chien Kuo Construction Co., Ltd.                                                 4,407,247   1,194,350
#   Chimei Materials Technology Corp.                                                2,619,000   1,147,800
    Chin-Poon Industrial Co., Ltd.                                                   1,479,815   2,938,845
    China Airlines, Ltd.                                                            47,644,353  14,311,547
#   China Bills Finance Corp.                                                          867,000     364,027
#   China Chemical & Pharmaceutical Co., Ltd.                                        4,137,264   2,389,067
#   China Development Financial Holding Corp.                                      153,898,734  39,336,877
#*  China Electric Manufacturing Corp.                                               3,962,200     971,515
#   China General Plastics Corp.                                                     5,372,370   4,146,096
    China Glaze Co., Ltd.                                                            1,954,799     793,908
    China Life Insurance Co., Ltd.                                                  23,134,959  22,641,669
#   China Man-Made Fiber Corp.                                                      13,030,303   3,716,993
#   China Metal Products                                                             4,216,969   4,237,234
#   China Motor Corp.                                                                6,644,749   6,074,767
#*  China Petrochemical Development Corp.                                           27,675,397   9,938,372
#   China Steel Corp.                                                               55,468,320  44,910,732
#   China Steel Structure Co., Ltd.                                                  1,435,219     982,763
    China Synthetic Rubber Corp.                                                     8,631,794   7,856,873
*   China United Trust & Investment Corp.                                              493,999          --
#   China Wire & Cable Co., Ltd.                                                     1,580,600   1,151,113
#   Chinese Maritime Transport, Ltd.                                                 1,309,270   1,170,823
    Chipbond Technology Corp.                                                        4,984,000   7,222,246
#   ChipMOS TECHNOLOGIES, Inc.                                                         537,229     424,823
    Chong Hong Construction Co., Ltd.                                                  121,000     251,023
#   Chun YU Works & Co., Ltd.                                                        3,273,000   1,408,743
#   Chun Yuan Steel                                                                  6,542,287   2,497,299
*   Chung Hung Steel Corp.                                                           4,954,046   1,693,069
#   Chung Hwa Pulp Corp.                                                             6,040,353   1,909,438
*   Chung Shing Textile Co., Ltd.                                                          600          --
    Chung-Hsin Electric & Machinery Manufacturing Corp.                              5,954,250   3,967,626
*   Chunghwa Picture Tubes, Ltd.                                                    51,746,412   2,355,223
#   Clevo Co.                                                                        1,069,000     941,403
#*  CMC Magnetics Corp.                                                             39,457,621   4,479,280
#   CoAsia Microelectronics Corp.                                                      421,797     189,688
#   Coland Holdings, Ltd.                                                               92,000     144,011
#   Collins Co., Ltd.                                                                2,011,224     690,028

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- -----------
TAIWAN -- (Continued)
#   Compal Electronics, Inc.                                                       72,346,332 $43,650,358
#   Compeq Manufacturing Co., Ltd.                                                 19,439,000  10,347,145
*   Compex International Co., Ltd.                                                     46,400          --
    Concord Securities Co., Ltd.                                                    1,769,000     355,681
#   Continental Holdings Corp.                                                      7,203,540   2,436,435
    Coretronic Corp.                                                                6,522,800   7,137,084
#   Coxon Precise Industrial Co., Ltd.                                              2,059,000   2,023,874
#   Creative Sensor, Inc.                                                             441,000     331,085
#   CSBC Corp. Taiwan                                                               6,395,654   2,830,931
    CTBC Financial Holding Co., Ltd.                                               66,028,073  37,610,489
#   CyberTAN Technology, Inc.                                                         464,000     283,795
#   D-Link Corp.                                                                   10,842,552   3,604,987
#   DA CIN Construction Co., Ltd.                                                   2,461,579   1,521,613
    Da-Li Development Co., Ltd.                                                        58,575      37,015
*   Danen Technology Corp.                                                            816,000     188,368
#   Darfon Electronics Corp.                                                        4,636,950   2,977,247
    Darwin Precisions Corp.                                                         6,140,635   2,511,977
#   Delpha Construction Co., Ltd.                                                   1,741,016     735,759
    Depo Auto Parts Ind Co., Ltd.                                                      61,000     162,589
*   Der Pao Construction Co., Ltd.                                                  2,158,544          --
    Dimerco Express Corp.                                                              68,000      47,617
#*  Dynamic Electronics Co., Ltd.                                                   4,422,324   1,247,129
    Dynapack International Technology Corp.                                           310,000     364,931
#   E Ink Holdings, Inc.                                                            8,262,000   6,535,368
*   E-Ton Solar Tech Co., Ltd.                                                      3,546,443   1,110,277
    E.Sun Financial Holding Co., Ltd.                                              82,512,960  48,740,663
#   Edimax Technology Co., Ltd.                                                     3,213,902   1,078,795
#   Edison Opto Corp.                                                               1,362,000     623,114
    Edom Technology Co., Ltd.                                                         515,046     272,397
#   Elite Semiconductor Memory Technology, Inc.                                       576,000     615,016
#   Elitegroup Computer Systems Co., Ltd.                                           5,658,395   3,399,068
    Emerging Display Technologies Corp.                                                45,000      14,747
    ENG Electric Co., Ltd.                                                          1,392,344     760,045
#   EnTie Commercial Bank Co., Ltd.                                                 2,271,232     983,017
*   Episil Holdings, Inc.                                                             488,000     153,764
#*  Epistar Corp.                                                                  13,589,869  10,250,493
    Eson Precision Ind. Co., Ltd.                                                     119,000     148,828
    Eternal Materials Co., Ltd.                                                     1,679,292   1,820,509
*   Etron Technology, Inc.                                                            643,000     254,436
    Eva Airways Corp.                                                              14,748,548   7,123,003
*   Ever Fortune Industrial Co., Ltd.                                                 409,000          --
#   Everest Textile Co., Ltd.                                                       3,398,002   1,846,807
    Evergreen International Storage & Transport Corp.                               9,327,000   4,379,530
*   Evergreen Marine Corp. Taiwan, Ltd.                                            23,021,607   9,521,803
    Everlight Chemical Industrial Corp.                                               186,950     119,927
#   Everlight Electronics Co., Ltd.                                                 1,793,000   2,804,970
#   Excelsior Medical Co., Ltd.                                                     1,372,726   1,976,136
    EZconn Corp.                                                                       21,000      30,492
#   Far Eastern Department Stores, Ltd.                                             8,611,445   4,455,988
    Far Eastern International Bank                                                 29,351,994   8,605,164
    Far Eastern New Century Corp.                                                  10,759,528   8,967,367
#*  Farglory F T Z Investment Holding Co., Ltd.                                     1,258,000     610,090
#   Farglory Land Development Co., Ltd.                                             2,512,264   2,976,301

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- ------------
TAIWAN -- (Continued)
    Federal Corp.                                                                    7,769,160 $  4,147,459
    Feedback Technology Corp.                                                           34,000       57,487
    Feng Hsin Steel Co., Ltd.                                                          209,000      319,618
*   First Copper Technology Co., Ltd.                                                2,939,750      728,326
#   First Financial Holding Co., Ltd.                                              144,043,234   80,382,820
#   First Hotel                                                                      1,594,590      847,220
#*  First Insurance Co., Ltd. (The)                                                  3,968,064    1,661,109
#*  First Steamship Co., Ltd.                                                        5,797,173    1,372,741
#   FocalTech Systems Co., Ltd.                                                        832,000      964,324
#   Formosa Advanced Technologies Co., Ltd.                                          2,188,000    1,622,238
    Formosa Oilseed Processing Co., Ltd.                                               280,977      432,531
    Formosa Taffeta Co., Ltd.                                                        9,476,511    9,124,927
#   Formosan Rubber Group, Inc.                                                      7,198,505    3,644,413
#   Formosan Union Chemical                                                          3,064,034    1,664,106
#   Fortune Electric Co., Ltd.                                                         409,000      235,788
#   Founding Construction & Development Co., Ltd.                                    3,466,418    1,760,747
    Foxconn Technology Co., Ltd.                                                     7,433,142   20,978,936
#   Foxlink Image Technology Co., Ltd.                                               1,568,000      804,431
#*  Froch Enterprise Co., Ltd.                                                       2,358,734      780,057
#   FSP Technology, Inc.                                                             1,976,292    1,507,302
#   Fubon Financial Holding Co., Ltd.                                               92,306,471  150,021,108
    Fulgent Sun International Holding Co., Ltd.                                         41,922       83,134
#   Fullerton Technology Co., Ltd.                                                   1,517,200    1,164,357
#   Fulltech Fiber Glass Corp.                                                       5,152,690    2,397,543
#   Fwusow Industry Co., Ltd.                                                        2,813,980    1,419,739
#   G Shank Enterprise Co., Ltd.                                                     2,144,902    1,795,604
#   Gallant Precision Machining Co., Ltd.                                              858,000      608,986
    Gemtek Technology Corp.                                                          5,487,962    4,282,899
#*  Genesis Photonics, Inc.                                                          3,437,810      340,791
#*  Genius Electronic Optical Co., Ltd.                                                843,000    4,844,614
    Getac Technology Corp.                                                           5,546,065    8,279,637
#   Giantplus Technology Co., Ltd.                                                   3,199,100    1,819,748
#   Gigabyte Technology Co., Ltd.                                                    8,609,287   11,283,471
#*  Gigastorage Corp.                                                                4,448,600    3,386,801
#*  Gintech Energy Corp.                                                             7,122,453    4,690,338
#*  Global Brands Manufacture, Ltd.                                                  4,540,951    1,743,865
#   Global Lighting Technologies, Inc.                                                 677,000    1,327,598
    Global Mixed Mode Technology, Inc.                                                  34,000       74,698
    Globe Union Industrial Corp.                                                     3,046,625    1,570,028
#   Gloria Material Technology Corp.                                                 6,874,116    4,610,679
#*  Gold Circuit Electronics, Ltd.                                                   7,433,965    2,490,921
#   Goldsun Building Materials Co., Ltd.                                            20,097,261    4,753,568
#   Good Will Instrument Co., Ltd.                                                     552,746      351,406
    Grand Ocean Retail Group, Ltd.                                                     154,000      120,202
    Grand Pacific Petrochemical                                                     14,804,000    9,646,573
#   Great China Metal Industry                                                         902,000      715,091
#   Great Wall Enterprise Co., Ltd.                                                  6,865,597    6,325,391
#*  Green Energy Technology, Inc.                                                    3,606,880    1,973,573
#*  GTM Holdings Corp.                                                               1,918,000    1,057,981
#   Hannstar Board Corp.                                                             4,712,635    2,621,325
#*  HannStar Display Corp.                                                          40,927,435   10,778,021
*   HannsTouch Solution, Inc.                                                        2,284,481      758,271
#*  Harvatek Corp.                                                                   2,874,553    1,013,426

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- -----------
TAIWAN -- (Continued)
*   Helix Technology, Inc.                                                              29,585 $        --
#   Hey Song Corp.                                                                   2,920,500   3,009,929
#   Hiroca Holdings, Ltd.                                                              147,000     426,427
*   HiTi Digital, Inc.                                                                 127,000      49,175
#   Hitron Technology, Inc.                                                          1,925,885   1,229,983
#*  Ho Tung Chemical Corp.                                                          11,315,474   3,082,907
#   Hocheng Corp.                                                                    4,548,300   1,408,924
    Hold-Key Electric Wire & Cable Co., Ltd.                                           118,124      31,735
    Holy Stone Enterprise Co., Ltd.                                                  3,202,650   3,311,486
    Hon Hai Precision Industry Co., Ltd.                                            25,856,240  69,340,690
    Hong TAI Electric Industrial                                                     3,336,000     969,801
    Hong YI Fiber Industry Co.                                                         194,000     127,995
#*  Horizon Securities Co., Ltd.                                                     5,860,000   1,207,774
#   Hsin Kuang Steel Co., Ltd.                                                       3,124,124   2,250,866
#   Hsing TA Cement Co.                                                              1,864,782     598,293
#*  HTC Corp.                                                                        6,559,000  16,714,639
#*  HUA ENG Wire & Cable Co., Ltd.                                                   6,726,035   1,922,863
    Hua Nan Financial Holdings Co., Ltd.                                            59,307,965  31,191,638
#   Huaku Development Co., Ltd.                                                      1,194,000   2,342,255
*   Hualon Corp.                                                                       257,040          --
#   Huang Hsiang Construction Corp.                                                    752,000     926,091
#   Hung Ching Development & Construction Co., Ltd.                                  1,906,468   1,310,759
#   Hung Poo Real Estate Development Corp.                                           3,669,655   3,014,565
#   Hung Sheng Construction, Ltd.                                                    6,339,892   3,910,154
#   Huxen Corp.                                                                        275,281     354,986
#*  Hwacom Systems, Inc.                                                               333,000     127,714
#*  I-Chiun Precision Industry Co., Ltd.                                             2,708,000     784,456
#*  Ichia Technologies, Inc.                                                         1,752,260     907,404
    Ideal Bike Corp.                                                                    80,271      29,622
#   Infortrend Technology, Inc.                                                      1,042,000     530,153
#   Innolux Corp.                                                                  150,377,544  63,702,227
#   Inpaq Technology Co., Ltd.                                                         315,000     207,382
    Inventec Corp.                                                                  27,710,277  20,840,829
#   ITE Technology, Inc.                                                             1,861,479   1,763,782
    ITEQ Corp.                                                                         236,000     314,964
#   Jarllytec Co., Ltd.                                                                172,000     357,770
    Jentech Precision Industrial Co., Ltd.                                              72,000     113,720
#   Jess-Link Products Co., Ltd.                                                     1,183,000   1,131,858
    Jih Sun Financial Holdings Co., Ltd.                                             7,657,814   1,659,486
#   Jinli Group Holdings, Ltd.                                                         464,200     513,581
#   K Laser Technology, Inc.                                                         1,672,601     896,970
#   Kang Na Hsiung Enterprise Co., Ltd.                                              1,687,078     592,815
#   Kaulin Manufacturing Co., Ltd.                                                   2,503,656   1,298,608
    KEE TAI Properties Co., Ltd.                                                     1,968,000     576,548
#   Kenmec Mechanical Engineering Co., Ltd.                                          1,875,000     637,737
#   Kindom Construction Corp.                                                        5,086,000   3,175,319
    King Yuan Electronics Co., Ltd.                                                 15,245,805  13,166,203
    King's Town Bank Co., Ltd.                                                      11,404,012  10,434,579
*   King's Town Construction Co., Ltd.                                                 146,380     103,439
#*  Kinko Optical Co., Ltd.                                                          1,853,000   1,241,774
#   Kinpo Electronics                                                               19,633,375   7,881,069
    Kinsus Interconnect Technology Corp.                                             1,406,000   3,237,070
#   KS Terminals, Inc.                                                                 747,880     980,648

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- -----------
TAIWAN -- (Continued)
#*  Kung Sing Engineering Corp.                                                      3,301,000 $ 1,064,111
#   Kuo Toong International Co., Ltd.                                                1,048,160     666,560
#   Kuoyang Construction Co., Ltd.                                                   7,271,840   2,800,032
#   Kwong Fong Industries Corp.                                                      2,005,611   1,693,702
#   KYE Systems Corp.                                                                4,361,909   1,225,089
#   L&K Engineering Co., Ltd.                                                        2,064,000   2,318,483
#   LAN FA Textile                                                                   3,125,713     877,149
#   LCY Chemical Corp.                                                               1,070,000   1,513,567
#   Leader Electronics, Inc.                                                         1,966,056     653,607
#   Lealea Enterprise Co., Ltd.                                                     11,987,941   3,241,194
#   Ledtech Electronics Corp.                                                          660,000     294,801
#   LEE CHI Enterprises Co., Ltd.                                                    3,367,900   1,118,041
    Lelon Electronics Corp.                                                             94,620     120,121
#   Leofoo Development Co., Ltd.                                                     4,911,908   1,274,991
#*  LES Enphants Co., Ltd.                                                             877,000     306,460
#   Lextar Electronics Corp.                                                         5,656,000   2,488,722
#*  Li Peng Enterprise Co., Ltd.                                                     9,168,381   2,500,407
#   Lien Hwa Industrial Corp.                                                        8,495,147   6,352,256
#   Lingsen Precision Industries, Ltd.                                               6,447,480   2,426,232
#   Lite-On Semiconductor Corp.                                                      3,397,729   3,166,441
    Lite-On Technology Corp.                                                        29,285,738  44,234,545
#   Long Chen Paper Co., Ltd.                                                       10,448,235   8,218,479
#   Longwell Co.                                                                     1,556,000   1,384,893
#   Lotes Co., Ltd.                                                                    749,000   2,419,245
#   Lucky Cement Corp.                                                               3,294,000     963,773
#   LuxNet Corp.                                                                       382,000     422,843
*   Macronix International                                                          53,095,913  11,839,398
#   Marketech International Corp.                                                    1,965,000   1,879,347
#   Masterlink Securities Corp.                                                     17,813,489   4,836,082
#*  Mayer Steel Pipe Corp.                                                           2,379,456   1,033,232
#   Maywufa Co., Ltd.                                                                  252,070     112,595
    Mega Financial Holding Co., Ltd.                                               129,885,796  96,828,175
*   Megamedia Corp.                                                                        782          --
#   Meiloon Industrial Co.                                                           1,319,084     724,562
    Mercuries & Associates Holding, Ltd.                                             2,342,333   1,721,458
#*  Mercuries Life Insurance Co., Ltd.                                               5,791,445   3,201,333
    Micro-Star International Co., Ltd.                                                 171,985     417,265
    MIN AIK Technology Co., Ltd.                                                       732,000     796,993
#   Mitac Holdings Corp.                                                             9,144,754  10,105,137
*   Mosel Vitelic, Inc.                                                              1,531,506     144,227
#*  Motech Industries, Inc.                                                          4,506,000   4,293,713
#   Nan Ren Lake Leisure Amusement Co., Ltd.                                         1,652,000     439,256
#   Nan Ya Printed Circuit Board Corp.                                               3,428,000   2,726,095
#   Nantex Industry Co., Ltd.                                                        1,703,134   1,232,794
#*  Neo Solar Power Corp.                                                            5,692,056   2,901,463
    New Asia Construction & Development Corp.                                        1,810,304     422,729
    New Era Electronics Co., Ltd.                                                      203,000     142,685
#*  Newmax Technology Co., Ltd.                                                        173,000     122,686
    Nien Hsing Textile Co., Ltd.                                                     4,407,721   3,458,190
#   Nishoku Technology, Inc.                                                           318,000     732,469
*   O-TA Precision Industry Co., Ltd.                                                   24,000       9,931
#*  Ocean Plastics Co., Ltd.                                                           178,000     148,196
*   Optimax Technology Corp.                                                           499,597      67,039

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- -----------
TAIWAN -- (Continued)
#   OptoTech Corp.                                                                   8,601,000 $ 3,882,667
*   Orient Semiconductor Electronics, Ltd.                                             544,000     197,751
#   Oriental Union Chemical Corp.                                                      181,000     160,361
#   Pacific Construction Co.                                                         2,487,452     880,034
#   Pan Jit International, Inc.                                                      5,163,837   2,784,105
#   Pan-International Industrial Corp.                                               5,339,444   4,301,495
#   Paragon Technologies Co., Ltd.                                                     952,191     631,006
#   Pegatron Corp.                                                                  24,929,998  60,033,676
#*  Phihong Technology Co., Ltd.(6214140)                                            3,341,320   1,190,644
    Phihong Technology Co., Ltd.()                                                     577,566      17,504
#   Portwell, Inc.                                                                     908,000   1,160,629
*   Potrans Electrical Corp., Ltd.                                                   1,139,000          --
    Pou Chen Corp.                                                                  14,189,550  17,978,668
    Powertech Industrial Co., Ltd.                                                     124,000      55,820
    Powertech Technology, Inc.                                                       1,246,000   3,415,190
#   President Securities Corp.                                                      12,999,351   4,794,889
*   Prime Electronics & Satellitics, Inc.                                              406,000     127,829
#   Prince Housing & Development Corp.                                               5,446,018   1,817,663
*   Prodisc Technology, Inc.                                                         6,185,157          --
#   Promise Technology, Inc.                                                           475,000     226,431
#   Qisda Corp.                                                                     29,421,171  15,385,974
    Qualipoly Chemical Corp.                                                           146,756     162,696
#   Quanta Storage, Inc.                                                             2,472,000   2,459,636
#*  Quintain Steel Co., Ltd.                                                         4,929,684   1,368,445
#   Radiant Opto-Electronics Corp.                                                   4,202,000   7,639,024
#*  Radium Life Tech Co., Ltd.                                                       9,154,124   2,783,102
#   Ralec Electronic Corp.                                                             556,087     932,801
#   Rich Development Co., Ltd.                                                       7,077,054   1,808,970
#*  Ritek Corp.                                                                     24,977,669   4,119,481
#*  Rotam Global Agrosciences, Ltd.                                                    243,693     249,061
*   Sainfoin Technology Corp.                                                          835,498          --
#   Sampo Corp.                                                                      7,171,925   4,156,966
    San Far Property, Ltd.                                                              71,000      25,094
#   Sanyang Motor Co., Ltd.                                                          2,020,624   1,321,371
    SDI Corp.                                                                          454,000     666,757
#   Sesoda Corp.                                                                     1,580,346   1,482,303
    Shan-Loong Transportation Co., Ltd.                                                 66,000      60,687
#   Sheng Yu Steel Co., Ltd.                                                         1,935,000   2,183,759
#   ShenMao Technology, Inc.                                                         1,143,000   1,182,037
#   Shih Her Technologies, Inc.                                                        411,000     386,171
*   Shih Wei Navigation Co., Ltd.                                                    3,061,288     898,519
#   Shihlin Electric & Engineering Corp.                                             4,487,000   5,811,483
#*  Shin Kong Financial Holding Co., Ltd.                                          135,466,430  34,795,291
#   Shin Zu Shing Co., Ltd.                                                            470,000   1,337,100
*   Shining Building Business Co., Ltd.                                                181,900      60,670
#   Shinkong Insurance Co., Ltd.                                                     3,577,412   2,989,400
#   Shinkong Synthetic Fibers Corp.                                                 24,253,754   7,292,951
#*  Shuttle, Inc.                                                                    4,367,015   1,223,063
#   Sigurd Microelectronics Corp.                                                    6,398,047   4,910,041
*   Silicon Integrated Systems Corp.                                                 4,978,808   1,083,876
#   Silitech Technology Corp.                                                          824,803     432,991
    Simplo Technology Co., Ltd.                                                        215,000     642,802
    Sincere Navigation Corp.                                                         5,160,740   3,458,527

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- -----------
TAIWAN -- (Continued)
    Sinher Technology, Inc.                                                             74,000 $   127,603
#   Sino-American Silicon Products, Inc.                                             8,372,000  10,673,751
#   Sinon Corp.                                                                      5,951,877   2,936,576
#   SinoPac Financial Holdings Co., Ltd.                                           140,436,250  41,432,986
    Sirtec International Co., Ltd.                                                     144,000     204,813
#   Siward Crystal Technology Co., Ltd.                                              2,519,875   1,561,657
    Soft-World International Corp.                                                      39,000      79,152
*   Solar Applied Materials Technology Co.                                           2,077,000   1,155,437
#*  Solartech Energy Corp.                                                           4,226,165   2,030,622
*   Solytech Enterprise Corp.                                                          651,000      98,429
#   Southeast Cement Co., Ltd.                                                       3,220,700   1,638,305
#   Spirox Corp.                                                                       505,563     277,186
#   Stark Technology, Inc.                                                           1,835,200   1,646,973
*   Sunko INK Co., Ltd.                                                                 52,000      24,923
#   Sunonwealth Electric Machine Industry Co., Ltd.                                  1,202,421   1,162,131
#   Sunplus Technology Co., Ltd.                                                     8,499,620   3,076,125
    Sunrex Technology Corp.                                                          1,682,273     979,946
#   Sunspring Metal Corp.                                                              446,000     620,318
#   Supreme Electronics Co., Ltd.                                                    4,556,441   3,834,065
#   Sweeten Real Estate Development Co., Ltd.                                        1,335,143     596,958
    Syncmold Enterprise Corp.                                                           68,000     137,154
    Synnex Technology International Corp.                                            2,617,550   2,731,665
    Sysage Technology Co., Ltd.                                                        101,797      88,128
#   Systex Corp.                                                                     1,007,801   1,951,075
#   T-Mac Techvest PCB Co., Ltd.                                                     1,603,000     671,395
    T3EX Global Holdings Corp.                                                          54,499      35,733
#   TA Chen Stainless Pipe                                                           9,012,228   5,230,748
    Ta Chong Securities Co., Ltd.                                                      212,000      63,914
#*  Ta Ya Electric Wire & Cable                                                      6,888,329   1,255,646
#   TA-I Technology Co., Ltd.                                                        1,442,170   1,230,689
#   Tah Hsin Industrial Corp.                                                        1,477,900   1,215,727
    TAI Roun Products Co., Ltd.                                                         63,000      21,513
#   Taichung Commercial Bank Co., Ltd.                                              33,735,157   9,919,746
#   Taiflex Scientific Co., Ltd.                                                       435,960     517,364
#   Tainan Enterprises Co., Ltd.                                                     1,006,183     945,208
#   Tainan Spinning Co., Ltd.                                                       18,176,485   7,951,102
#   Tainergy Tech Co., Ltd.                                                          2,022,000     939,686
#   Taishin Financial Holding Co., Ltd.                                            134,129,480  50,649,968
#*  Taisun Enterprise Co., Ltd.                                                      1,776,410     852,214
#*  Taita Chemical Co., Ltd.                                                         2,217,864     833,285
#   Taiwan Business Bank                                                            61,471,335  16,059,674
#   Taiwan Cement Corp.                                                             48,421,440  54,912,615
    Taiwan Chinsan Electronic Industrial Co., Ltd.                                      31,000      57,594
#   Taiwan Cogeneration Corp.                                                        2,920,333   2,100,808
#   Taiwan Cooperative Financial Holding Co., Ltd.                                 111,878,904  51,125,147
    Taiwan Fertilizer Co., Ltd.                                                      4,711,000   6,128,450
    Taiwan Fire & Marine Insurance Co., Ltd.                                         1,235,000     747,259
*   Taiwan Flourescent Lamp Co., Ltd.                                                  756,000          --
#   Taiwan FU Hsing Industrial Co., Ltd.                                               562,000     768,993
#*  Taiwan Glass Industry Corp.                                                     11,194,982   4,723,631
    Taiwan Hon Chuan Enterprise Co., Ltd.                                              245,932     420,052
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                                   1,676,000     979,076
*   Taiwan Kolin Co., Ltd.                                                           5,797,000          --

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- -----------
TAIWAN -- (Continued)
#   Taiwan Land Development Corp.                                                   10,104,322 $ 3,257,408
    Taiwan Line Tek Electronic                                                          82,771      55,884
#   Taiwan Mask Corp.                                                                3,154,250     923,990
    Taiwan Navigation Co., Ltd.                                                      1,566,000     634,207
    Taiwan PCB Techvest Co., Ltd.                                                    3,774,946   3,609,463
#*  Taiwan Prosperity Chemical Corp.                                                   903,000     651,804
#*  Taiwan Pulp & Paper Corp.                                                        6,667,660   3,007,519
#   Taiwan Sakura Corp.                                                                293,177     282,807
    Taiwan Semiconductor Co., Ltd.                                                     129,000     149,608
    Taiwan Styrene Monomer                                                           5,208,647   3,445,497
#   Taiwan Surface Mounting Technology Corp.                                         3,032,991   2,526,635
#   Taiwan TEA Corp.                                                                 8,595,092   4,183,763
#   Taiwan Union Technology Corp.                                                    2,448,000   3,341,463
#   Taiyen Biotech Co., Ltd.                                                         2,061,217   1,962,437
#*  Tatung Co., Ltd.                                                                28,642,342  15,370,386
    Te Chang Construction Co., Ltd.                                                     94,424      70,538
#   Teco Electric and Machinery Co., Ltd.                                           28,661,725  25,907,247
#   Test Rite International Co., Ltd.                                                1,027,266     656,080
#*  Tex-Ray Industrial Co., Ltd.                                                       444,000     152,134
#   Thinking Electronic Industrial Co., Ltd.                                           549,000   1,187,309
#   Ton Yi Industrial Corp.                                                          2,918,600   1,378,800
    Tong Yang Industry Co., Ltd.                                                     1,143,099   2,110,117
#   Tong-Tai Machine & Tool Co., Ltd.                                                3,528,447   2,428,120
    Topco Scientific Co., Ltd.                                                         455,999   1,280,010
#   Topoint Technology Co., Ltd.                                                     2,365,288   1,514,578
#*  TPK Holding Co., Ltd.                                                            2,561,000   4,782,288
    Tripod Technology Corp.                                                          2,651,000   6,462,260
    Tsann Kuen Enterprise Co., Ltd.                                                    134,000     121,859
    TSRC Corp.                                                                         232,000     268,504
    Tung Ho Steel Enterprise Corp.                                                  12,857,274   8,734,230
    TXC Corp.                                                                          750,000   1,018,726
    TYC Brother Industrial Co., Ltd.                                                   633,723     724,400
*   Tycoons Group Enterprise                                                         7,484,938   1,235,966
#   Tyntek Corp.                                                                     2,754,097   1,070,304
    U-Ming Marine Transport Corp.                                                      878,000     764,379
    UDE Corp.                                                                           51,000      63,077
#   Unimicron Technology Corp.                                                      23,602,363   9,296,743
#   Union Bank Of Taiwan                                                            13,025,837   3,744,653
#   Unitech Computer Co., Ltd.                                                       1,632,739     903,292
#   Unitech Printed Circuit Board Corp.                                              8,628,281   2,590,437
#   United Microelectronics Corp.                                                  214,984,681  78,067,332
#   Unity Opto Technology Co., Ltd.                                                  1,496,000     627,897
#   Universal Cement Corp.                                                           5,829,693   4,578,538
#*  Unizyx Holding Corp.                                                             4,265,000   1,986,708
#   UPC Technology Corp.                                                            11,852,746   5,085,376
#   USI Corp.                                                                        7,217,691   3,678,224
#   Usun Technology Co., Ltd.                                                          217,000     366,389
#   Ve Wong Corp.                                                                    1,616,806   1,189,873
    Victory New Materials, Ltd. Co.                                                    180,000     320,449
    Viking Tech Corp.                                                                   64,000      41,665
#*  Wafer Works Corp.                                                                5,977,092   2,715,300
    Wah Hong Industrial Corp.                                                          395,516     234,237
    Wah Lee Industrial Corp.                                                         2,043,000   3,018,882

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES       VALUE++
                                                                                   ----------- --------------
TAIWAN -- (Continued)
#   Walsin Lihwa Corp.                                                              46,692,412 $   18,156,760
#   Walsin Technology Corp.                                                          7,536,267      9,329,604
#   Walton Advanced Engineering, Inc.                                                5,046,853      1,971,935
    Wan Hai Lines, Ltd.                                                              7,148,000      3,972,602
#   Waterland Financial Holdings Co., Ltd.                                          33,341,601      8,854,389
    Wei Mon Industry Co., Ltd.                                                       3,885,691         20,925
#   Weikeng Industrial Co., Ltd.                                                     2,145,072      1,177,357
#   Well Shin Technology Co., Ltd.                                                   1,009,080      1,640,008
#*  Wha Yu Industrial Co., Ltd.                                                        302,000        162,831
#   Winbond Electronics Corp.                                                       51,513,885     21,147,395
    Winstek Semiconductor Co., Ltd.                                                     31,000         24,200
    Wintek Corp.                                                                    20,783,484        227,487
#   Wisdom Marine Lines Co., Ltd.                                                    2,284,284      2,244,726
#   Wistron Corp.                                                                   42,011,650     35,873,218
#   WPG Holdings, Ltd.                                                               4,475,092      5,356,233
#   WT Microelectronics Co., Ltd.                                                    6,744,751      9,357,027
#   WUS Printed Circuit Co., Ltd.                                                    4,372,928      2,500,139
#   XinTec, Inc.                                                                       521,000        609,257
#   Yageo Corp.                                                                      5,458,590     13,251,416
*   Yang Ming Marine Transport Corp.                                                18,804,676      3,358,149
#   YC Co., Ltd.                                                                     5,461,978      2,228,079
    YC INOX Co., Ltd.                                                                4,764,833      4,284,930
    Yea Shin International Development Co., Ltd.                                       286,830        118,350
#   Yeong Guan Energy Technology Group Co., Ltd.                                       336,000      1,119,035
#   YFY, Inc.                                                                       20,003,847      6,957,802
#   Yi Jinn Industrial Co., Ltd.                                                     3,197,936      1,063,058
#*  Yieh Phui Enterprise Co., Ltd.                                                  17,825,384      7,090,956
#*  Young Fast Optoelectronics Co., Ltd.                                             1,696,000        673,828
    Young Optics, Inc.                                                                  98,000         87,419
#   Youngtek Electronics Corp.                                                         844,047      1,215,613
#   Yuanta Financial Holding Co., Ltd.                                             141,433,918     56,158,966
#   Yulon Motor Co., Ltd.                                                           12,352,572     10,874,600
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                   230,687        594,698
#   Zenitron Corp.                                                                   3,054,000      1,720,316
    Zhen Ding Technology Holding, Ltd.                                               2,388,000      5,015,518
#   Zig Sheng Industrial Co., Ltd.                                                   6,866,352      2,262,601
#   Zinwell Corp.                                                                      275,000        277,477
#   ZongTai Real Estate Development Co., Ltd.                                          631,844        356,824
                                                                                               --------------
TOTAL TAIWAN                                                                                    2,644,529,152
                                                                                               --------------
THAILAND -- (3.4%)
    AAPICO Hitech PCL(B013L48)                                                         681,760        298,185
    AAPICO Hitech PCL(B013KZ2)                                                          63,300         27,686
    AJ Plast PCL                                                                     1,764,000        686,362
    Amata Corp. PCL                                                                  2,978,590      1,285,844
    AP Thailand PCL                                                                 25,907,130      5,444,838
    Asia Aviation PCL                                                                2,806,700        486,250
    Asia Plus Group Holdings PCL                                                     5,164,800        548,604
    Bangchak Petroleum PCL (The)                                                     9,410,900      9,421,591
    Bangkok Bank PCL                                                                 2,184,300     10,825,344
    Bangkok Insurance PCL                                                              212,828      2,109,542
    Bangkok Land PCL                                                               121,823,696      6,573,843
    Bangkok Ranch PCL                                                                  203,100         38,359

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES      VALUE++
                                                                                   ----------- ------------
THAILAND -- (Continued)
    Banpu PCL                                                                       20,014,050 $ 11,027,338
    Cal-Comp Electronics Thailand PCL Class F                                       32,780,414    2,625,412
    Charoen Pokphand Foods PCL                                                      17,656,600   14,291,767
    Charoong Thai Wire & Cable PCL Class F                                           1,255,800      406,592
    Eastern Water Resources Development and Management PCL Class F                   1,981,600      652,842
*   G J Steel PCL                                                                   27,256,975      263,203
*   G Steel PCL                                                                      1,616,440       15,609
    Golden Land Property Development PCL                                                71,600       15,455
    Hana Microelectronics PCL                                                        4,938,400    5,960,863
    ICC International PCL                                                            2,663,700    2,799,117
    IRPC PCL                                                                       121,938,200   18,008,482
    Jasmine International PCL                                                        2,160,700      540,022
    Kang Yong Electric PCL                                                               8,200      101,074
    Kasikornbank PCL                                                                   280,700    1,502,753
    KGI Securities Thailand PCL                                                     14,778,800    1,720,905
    Khon Kaen Sugar Industry PCL                                                     5,763,954    1,104,990
    Kiatnakin Bank PCL                                                               6,011,900    9,732,414
    Krung Thai Bank PCL                                                             63,574,600   34,306,089
    Laguna Resorts & Hotels PCL                                                      1,022,500      798,601
    Lanna Resources PCL                                                                846,100      329,212
    LH Financial Group PCL                                                           8,166,846      410,546
    LPN Development PCL                                                                808,400      275,513
    MBK PCL                                                                             52,200       21,793
    MCOT PCL                                                                         1,028,300      443,913
    Millcon Steel PCL                                                                  522,700       22,268
    MK Real Estate Development PCL                                                   2,855,400      329,251
    Nation Multimedia Group PCL                                                      2,644,800       83,378
*   Polyplex Thailand PCL                                                            3,516,725    1,817,790
*   Precious Shipping PCL                                                            9,630,750    2,707,879
    Property Perfect PCL                                                            36,489,100      932,695
    PTT Exploration & Production PCL                                                21,880,100   60,898,887
    PTT Global Chemical PCL                                                         23,506,841   45,398,046
    PTT PCL                                                                         20,483,200  235,024,504
    Quality Houses PCL                                                              20,390,397    1,528,845
    Regional Container Lines PCL                                                     5,818,900    1,148,576
    Rojana Industrial Park PCL                                                       2,080,173      282,398
    Saha Pathana Inter-Holding PCL                                                   2,801,300    2,645,363
    Saha Pathanapibul PCL                                                            1,594,833    2,060,917
    Saha-Union PCL                                                                   2,800,800    3,261,369
*   Sahaviriya Steel Industries PCL                                                 90,527,440      128,554
    Sansiri PCL                                                                    114,833,166    6,098,779
    SC Asset Corp PCL                                                               34,509,053    3,724,351
    Siam Future Development PCL                                                      6,903,546    1,235,227
    Siamgas & Petrochemicals PCL                                                     7,047,500    2,582,015
    Somboon Advance Technology PCL                                                   3,521,000    1,510,000
    Sri Ayudhya Capital PCL                                                             85,100       80,967
    Sri Trang Agro-Industry PCL                                                      8,001,400    5,635,749
    Srithai Superware PCL                                                           21,372,400    1,274,696
    STP & I PCL                                                                        712,400      202,329
*   Tata Steel Thailand PCL                                                         48,610,300    1,435,806
*   Thai Airways International PCL                                                  12,313,611    7,518,962
    Thai Oil PCL                                                                     8,361,100   17,038,027
    Thai Rayon PCL                                                                      58,700       72,104

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES     VALUE++
                                                                                   ---------- ------------
THAILAND -- (Continued)
    Thai Stanley Electric PCL                                                          43,100 $    221,559
    Thai Stanley Electric PCL Class F                                                 174,600      897,546
    Thai Wacoal PCL                                                                    85,000      117,083
    Thaicom PCL                                                                     2,348,700    1,474,191
    Thanachart Capital PCL                                                         10,464,100   14,116,579
    Thitikorn PCL                                                                   1,203,500      406,750
    Thoresen Thai Agencies PCL                                                      9,334,478    2,598,065
    TICON Industrial Connection PCL Class F                                           653,000      307,861
    Tisco Financial Group PCL                                                       2,135,100    3,698,980
    TMB Bank PCL                                                                   43,676,800    2,902,690
    TPI Polene PCL                                                                 84,419,440    5,706,284
    Univentures PCL                                                                    96,200       25,136
    Vinythai PCL                                                                    6,688,917    3,362,506
                                                                                              ------------
TOTAL THAILAND                                                                                 587,615,915
                                                                                              ------------
TURKEY -- (1.2%)
    Adana Cimento Sanayii TAS Class A                                                 639,398    1,188,153
    Akbank TAS                                                                     10,774,596   24,016,519
#*  Akenerji Elektrik Uretim A.S.                                                   3,818,763      871,041
    Aksa Akrilik Kimya Sanayii A.S.                                                   400,380    1,115,881
#   Alarko Holding A.S.                                                             1,215,219    1,485,792
    Albaraka Turk Katilim Bankasi A.S.                                              3,428,318    1,108,375
*   Anadolu Anonim Turk Sigorta Sirketi                                             4,239,728    2,496,745
#*  Anadolu Cam Sanayii A.S.                                                        3,460,015    2,842,332
    Aygaz A.S.                                                                        244,698      827,421
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                                             41,299      118,343
    Baticim Bati Anadolu Cimento Sanayii A.S.                                         470,159      883,978
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                    925,543    2,300,623
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                                       33,688      614,117
#*  Dogan Sirketler Grubu Holding A.S.                                             16,723,595    3,720,632
#   Eczacibasi Yatirim Holding Ortakligi A.S.                                         355,562      863,860
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.      1,908,942    1,644,945
    Enka Insaat ve Sanayi A.S.                                                              1            2
#   Global Yatirim Holding A.S.                                                     2,478,365    1,215,558
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                                     58,943       30,839
#   GSD Holding A.S.                                                                4,848,029      784,053
#*  Ihlas Holding A.S.                                                             12,700,332    1,205,571
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.                           1,550,008      826,743
    Is Finansal Kiralama A.S.                                                       3,381,414    1,020,981
    Is Yatirim Menkul Degerler A.S. Class A                                           515,160      181,317
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A                     1,796,182      709,073
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D                     2,868,229      943,517
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                                  1,500,350      814,732
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                                    3,616,994      976,747
*   NET Holding A.S.                                                                   13,395        9,767
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                            702,352      387,388
#*  Pegasus Hava Tasimaciligi A.S.                                                    325,850    1,368,806
    Pinar Entegre Et ve Un Sanayi A.S.                                                256,138      733,059
    Pinar SUT Mamulleri Sanayii A.S.                                                   77,164      349,467
*   Raks Elektronik Sanayi ve Ticaret A.S.                                              5,859           --
*   Sabah Yayincilik                                                                   31,938           --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                             1,635,346    1,434,488
#*  Sekerbank TAS                                                                   6,941,174    2,191,000

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                     SHARES       VALUE++
                                                                                   ---------- ---------------
TURKEY -- (Continued)
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                       2,693,295 $     2,464,628
    Tekfen Holding A.S.                                                             1,521,697       3,039,128
    Trakya Cam Sanayii A.S.                                                         6,177,837       5,068,071
#   Turcas Petrol A.S.                                                                195,565          80,383
#*  Turk Hava Yollari AO                                                            9,325,022      13,692,738
    Turkiye Garanti Bankasi A.S.                                                   14,090,688      31,124,387
    Turkiye Halk Bankasi A.S.                                                       6,162,192      18,364,551
    Turkiye Is Bankasi Class C                                                     22,193,696      35,080,950
    Turkiye Sinai Kalkinma Bankasi A.S.                                            10,010,378       3,821,698
    Turkiye Sise ve Cam Fabrikalari A.S.                                           13,739,156      14,725,765
    Turkiye Vakiflar Bankasi TAO Class D                                            8,928,513      11,639,457
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                                           50,010          86,180
#*  Yapi ve Kredi Bankasi A.S.                                                      8,477,693       8,612,852
#*  Zorlu Enerji Elektrik Uretim A.S.                                                 335,436         103,198
                                                                                              ---------------
TOTAL TURKEY                                                                                      209,185,851
                                                                                              ---------------
TOTAL COMMON STOCKS                                                                            16,036,915,082
                                                                                              ---------------
PREFERRED STOCKS -- (4.0%)
BRAZIL -- (3.9%)
    Banco ABC Brasil SA(B23DMP8)                                                    1,468,550       7,710,252
    Banco ABC Brasil SA(BD30TG6)                                                       64,108         336,704
    Banco do Estado do Rio Grande do Sul SA Class B                                 1,900,868       9,497,602
    Banco Pan SA                                                                    1,793,392         910,656
    Banco Pine SA                                                                     427,430         560,403
    Cia Brasileira de Distribuicao                                                  1,525,159      28,043,505
    Cia Ferro Ligas da Bahia--FERBASA                                                 972,034       2,674,099
    Eucatex SA Industria e Comercio                                                   353,288         341,785
    Marcopolo SA                                                                    4,407,645       4,027,106
*   Petroleo Brasileiro SA                                                         16,390,438      78,140,939
*   Petroleo Brasileiro SA Sponsored ADR                                           20,343,559     193,467,246
*   Randon SA Implementos e Participacoes                                           2,784,800       3,455,941
    Suzano Papel e Celulose SA Class A                                              6,772,104      28,803,038
    Unipar Carbocloro SA                                                              925,874       2,057,780
*   Usinas Siderurgicas de Minas Gerais SA Class A                                  5,598,668       9,337,127
    Vale SA                                                                        21,243,518     206,099,622
    Vale SA Sponsored ADR                                                           9,567,563      92,709,685
                                                                                              ---------------
TOTAL BRAZIL                                                                                      668,173,490
                                                                                              ---------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                                             1,052,635       1,110,310
    Grupo Argos SA                                                                    235,612       1,517,712
    Grupo de Inversiones Suramericana SA                                            1,010,022      13,129,682
                                                                                              ---------------
TOTAL COLOMBIA                                                                                     15,757,704
                                                                                              ---------------
TOTAL PREFERRED STOCKS                                                                            683,931,194
                                                                                              ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       SHARES       VALUE++
                                                                                     ---------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Iochpe Maxion SA Rights 2/09/17                                                   426,278 $        54,112
                                                                                                ---------------
MALAYSIA -- (0.0%)
*     Pantech Group Holdings Bhd Rights 12/21/21                                         24,876             843
                                                                                                ---------------
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15                                                           952,876              --
                                                                                                ---------------
SOUTH KOREA -- (0.0%)
*     Korean Air Lines Co., Ltd. Rights 03/07/17                                         30,410         145,233
*     Sambo Motors Co., Ltd. Rights 3/10/17                                               2,201           2,046
*     Samsung Securities Co., Ltd. Rights 03/08/17                                       50,150         263,243
                                                                                                ---------------
TOTAL SOUTH KOREA                                                                                       410,522
                                                                                                ---------------
TAIWAN -- (0.0%)
*     Gintech Energy Corp. Rights 02/15/17                                              831,599          91,527
                                                                                                ---------------
THAILAND -- (0.0%)
*     TPI Polene PCL Rights 4/30/17                                                     593,265              --
                                                                                                ---------------
TURKEY -- (0.0%)
*     Zorlu Enerji Elektrik Uretim A.S. Rights 02/13/17                                 335,436          23,114
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                                                   580,118
                                                                                                ---------------
TOTAL INVESTMENT SECURITIES                                                                      16,721,426,394
                                                                                                ---------------

                                                                                                    VALUE+
                                                                                                ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund                                                 34,661,868     401,107,133
                                                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $17,356,679,434)^^                                          $17,122,533,527
                                                                                                ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------------
                                  LEVEL 1         LEVEL 2         LEVEL 3      TOTAL
                               -------------- --------------- ----------- ---------------
Common Stocks
   Brazil                      $  418,567,295 $   536,836,916     --      $   955,404,211
   Chile                           67,379,946     175,580,066     --          242,960,012
   China                          234,122,505   2,320,971,140     --        2,555,093,645
   Colombia                        36,456,872              --     --           36,456,872
   Czech Republic                          --      40,078,030     --           40,078,030
   Greece                                  --       5,311,803     --            5,311,803
   Hong Kong                               --         467,247     --              467,247
   Hungary                                 --     100,587,659     --          100,587,659
   India                          157,197,070   2,003,702,640     --        2,160,899,710
   Indonesia                        5,078,961     488,364,671     --          493,443,632
   Malaysia                           212,107     545,387,435     --          545,599,542
   Mexico                         778,919,337              --     --          778,919,337
   Philippines                             --     184,616,926     --          184,616,926
   Poland                                  --     279,339,146     --          279,339,146
   Russia                          14,162,648     380,735,828     --          394,898,476
   South Africa                   130,475,432   1,100,181,072     --        1,230,656,504
   South Korea                    318,001,395   2,272,850,017     --        2,590,851,412
   Taiwan                          39,065,955   2,605,463,197     --        2,644,529,152
   Thailand                       587,487,361         128,554     --          587,615,915
   Turkey                                  --     209,185,851     --          209,185,851
Preferred Stocks
   Brazil                         286,513,635     381,659,855     --          668,173,490
   Colombia                        15,757,704              --     --           15,757,704
Rights/Warrants
   Brazil                                  --          54,112     --               54,112
   Malaysia                                --             843     --                  843
   South Korea                             --         410,522     --              410,522
   Taiwan                                  --          91,527     --               91,527
   Turkey                                  --          23,114     --               23,114
Securities Lending Collateral              --     401,107,133     --          401,107,133
Futures Contracts**                 1,596,181              --     --            1,596,181
                               -------------- ---------------     --      ---------------
TOTAL                          $3,090,994,404 $14,033,135,304     --      $17,124,129,708
                               ============== ===============     ==      ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2017, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $923,051 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by Fund.

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2017, the Fund had outstanding futures contracts (dollar amounts in thousands):

                                                          EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                     DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
Dimensional Emerging Markets  Mini MSCI Emerging Markets
  Value Fund                  Index (R)                    03/17/17     650    $ 29,741   $1,217      $1,252
Dimensional Emerging Markets
  Value Fund                  S&P 500 Emini Index(R)       03/17/17     781      88,819      379       3,758
                                                                               --------   ------      ------
                                                                               $118,560   $1,596      $5,010
                                                                               --------   ------      ------

FEDERAL TAX COST

At January 31, 2017, the total cost of securities for federal income tax purposes was $17,356,679,434, for the Dimensional Emerging Markets Value Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ Eduardo A. Repetto
     -----------------------------------
     Eduardo A. Repetto
     Trustee, Co-Chief Executive Officer
     and Co-Chief Investment Officer

Date: March 28, 2017

By:  /s/ David P. Butler
     -----------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Eduardo A. Repetto
     ---------------------------------------
     Eduardo A. Repetto
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: March 28, 2017

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: March 23, 2017

By:  /s/ Gregory K. Hinkle
     ---------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: March 23, 2017